First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.1%
	Belgium — 6.1%
151,920	Ageas S.A./N.V.	$6,683,436
389,019	Proximus SADP	5,733,937
		12,417,373

	Denmark — 5.5%
4,827	AP Moller - Maersk A/S, Class A	11,119,534

	Finland — 2.5%
333,455	Fortum OYJ	5,002,314

	France — 22.5%
149,102	BNP Paribas S.A.	7,088,376
79,752	Covivio	4,425,374
786,837	Credit Agricole S.A.	7,199,315
948,411	Electricite de France S.A.	7,758,317
646,752	Orange S.A.	7,604,541
256,418	Rubis SCA	5,986,956
249,992	SCOR SE	5,370,594
		45,433,473

	Germany — 16.1%
27,712	Allianz SE	5,288,931
106,987	Bayerische Motoren Werke AG (Preference Shares)	7,579,143
187,657	Covestro AG (b) (c)	6,485,714
183,382	Evonik Industries AG	3,912,703
124,615	Mercedes-Benz Group AG	7,211,226
188,482	TAG Immobilien AG	2,150,998
		32,628,715

	Italy — 8.0%
352,189	Assicurazioni Generali S.p.A.	5,619,213
535,519	Poste Italiane S.p.A. (b) (c)	5,001,410
1,082,561	Snam S.p.A.	5,671,238
		16,291,861

	Netherlands — 7.7%
198,289	ASR Nederland N.V.	8,014,762
167,733	NN Group N.V.	7,618,155
		15,632,917

	Spain — 4.8%
398,052	ACS Actividades de Construccion y Servicios S.A.	9,648,456

	Sweden — 2.4%
421,328	Tele2 AB, Class B	4,798,232

	Switzerland — 6.0%
158,007	Holcim AG	6,761,207
12,270	Zurich Insurance Group AG	5,336,515
		12,097,722

	United Kingdom — 17.5%
864,230	IG Group Holdings PLC	7,264,249
2,959,388	Legal & General Group PLC	8,627,901
213,657	Rio Tinto PLC	12,787,066

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom (Continued)
339,365	SSE PLC	$6,675,843
		35,355,059

	Total Investments — 99.1%	200,425,656
	(Cost $236,556,681)
	Net Other Assets and Liabilities — 0.9%	1,842,223
	Net Assets — 100.0%	$202,267,879

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Sector Allocation	% of Total Long-Term Investments
Financials	39.5%
Utilities	15.5
Materials	14.9
Industrials	10.4
Communication Services	9.0
Consumer Discretionary	7.4
Real Estate	3.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	68.4%
British Pound Sterling	17.6
Swiss Franc	6.0
Danish Krone	5.6
Swedish Krona	2.4
Total	100.0%

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$200,425,656	$200,425,656	$—	$—

* See Portfolio of Investments for country breakout.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.5%
	Australia — 3.5%
8,994	Abacus Property Group	$15,955
5,768	Arena REIT	17,000
196,196	BGP Holdings PLC (b) (c) (d) (e) (f)	0
8,690	BWP Trust	23,333
9,359	Centuria Industrial REIT	18,153
8,246	Centuria Office REIT	9,676
11,748	Charter Hall Long Wale REIT	34,626
8,762	Charter Hall Retail REIT	22,801
5,914	Charter Hall Social Infrastructure REIT	13,798
25,334	Cromwell Property Group	13,203
19,227	Dexus	117,850
3,797	Dexus Industria REIT	7,076
34,242	GPT Group (The)	99,742
4,965	Growthpoint Properties Australia Ltd.	11,686
2,781	Home Consortium Ltd.	8,657
30,894	HomeCo Daily Needs REIT (g)	27,296
3,412	Hotel Property Investments	7,301
6,586	Ingenia Communities Group	18,093
8,793	Irongate Group	11,532
1,679	Lifestyle Communities Ltd.	15,727
70,408	Mirvac Group	95,983
20,582	National Storage REIT	30,402
92,694	Scentre Group	165,714
19,926	Shopping Centres Australasia Property Group	37,823
42,634	Stockland	106,236
67,338	Vicinity Centres	85,291
12,896	Waypoint REIT Ltd.	20,651
		1,035,605

	Austria — 0.1%
742	CA Immobilien Anlagen AG	23,522

	Belgium — 1.1%
649	Aedifica S.A.	62,231
92	Ascencio	5,033
384	Befimmo S.A.	18,994
566	Cofinimmo S.A.	61,449
421	Intervest Offices & Warehouses N.V.	11,030
218	Montea N.V.	20,858
73	Nextensa S.A.	3,986
187	Retail Estates N.V.	12,444
144	VGP N.V.	22,938
2,541	Warehouses De Pauw C.V.A.	79,885
396	Xior Student Housing N.V. (g)	17,243
		316,091

	Bermuda — 0.3%
20,117	Hongkong Land Holdings Ltd.	100,987

	Canada — 2.9%
2,256	Allied Properties Real Estate Investment Trust	58,170
1,470	Artis Real Estate Investment Trust	13,430

Shares	Description	Value
	Common Stocks (a) (Continued)
	Canada (Continued)
672	Boardwalk Real Estate Investment Trust	$21,864
3,089	Canadian Apartment Properties REIT	107,558
4,156	Chartwell Retirement Residences	36,000
4,571	Choice Properties Real Estate Investment Trust	49,893
1,839	Crombie Real Estate Investment Trust	23,045
4,380	Dream Industrial Real Estate Investment Trust	41,105
614	Dream Office Real Estate Investment Trust	9,244
3,872	First Capital Real Estate Investment Trust	45,061
1,099	Granite Real Estate Investment Trust	67,407
5,025	H&R Real Estate Investment Trust	48,603
2,334	InterRent Real Estate Investment Trust	21,741
2,028	Killam Apartment Real Estate Investment Trust	27,020
3,741	NorthWest Healthcare Properties Real Estate Investment Trust	35,050
1,795	Primaris Real Estate Investment Trust	17,055
5,509	RioCan Real Estate Investment Trust	85,682
2,312	SmartCentres Real Estate Investment Trust	49,376
3,156	Summit Industrial Income REIT	41,951
4,326	Tricon Residential, Inc.	43,858
		843,113

	Cayman Islands — 1.3%
35,160	CK Asset Holdings Ltd.	248,685
27,227	Wharf Real Estate Investment Co., Ltd.	129,771
		378,456

	Finland — 0.2%
1,292	Citycon OYJ	8,774
3,483	Kojamo OYJ	60,079
		68,853

	France — 0.9%
1,034	Carmila S.A.	14,628
895	Covivio	49,663
922	Gecina S.A.	85,993
581	ICADE	28,337
3,344	Klepierre S.A.	64,340
1,115	Mercialys S.A.	9,009
		251,970

	Germany — 2.1%
912	Deutsche EuroShop AG	21,217
880	Deutsche Wohnen SE	20,233
1,273	Hamborner REIT AG	11,393
1,302	LEG Immobilien SE	107,954

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Germany (Continued)
2,256	TAG Immobilien AG	$25,746
13,882	Vonovia SE	427,703
		614,246

	Guernsey — 0.2%
7,089	ABRDN PROPERTY INCOME TRUST Ltd.	6,576
4,284	BMO Real Estate Investments Ltd.	4,380
7,853	Regional REIT Ltd. (g) (h)	6,911
8,771	Schroder Real Estate Investment Trust Ltd.	5,552
19,243	Sirius Real Estate Ltd.	20,895
		44,314

	Hong Kong — 3.1%
35,827	Champion REIT	15,935
24,393	Fortune Real Estate Investment Trust	20,206
10,861	Hysan Development Co., Ltd.	32,735
37,670	Link REIT	307,244
25,101	New World Development Co., Ltd.	90,048
20,873	Prosperity REIT	6,384
64,571	Sino Land Co., Ltd.	95,291
25,312	Sun Hung Kai Properties Ltd.	299,029
19,196	Sunlight Real Estate Investment Trust	8,929
18,862	Swire Properties Ltd.	46,826
		922,627

	Ireland — 0.0%
7,936	Irish Residential Properties REIT PLC	10,529

	Israel — 0.2%
2,913	Amot Investments Ltd.	17,497
653	Azrieli Group Ltd.	45,690
		63,187

	Italy — 0.0%
1,165	Immobiliare Grande Distribuzione SIIQ S.p.A.	4,334

	Japan — 10.0%
13	Activia Properties, Inc.	38,757
10	Advance Logistics Investment Corp.	11,085
23	Advance Residence Investment Corp.	61,195
2,123	AEON Mall Co., Ltd.	25,959
30	AEON REIT Investment Corp.	33,852
12	Comforia Residential REIT, Inc.	29,629
9	CRE Logistics REIT, Inc.	12,510
38	Daiwa House REIT Investment Corp.	86,122
5	Daiwa Office Investment Corp.	25,649
36	Daiwa Securities Living Investments Corp.	31,574
9	Frontier Real Estate Investment Corp.	34,692
13	Fukuoka REIT Corp.	16,135

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
17	Global One Real Estate Investment Corp.	$13,294
76	GLP J-REIT	92,815
12	Hankyu Hanshin REIT, Inc.	13,213
600	Heiwa Real Estate Co., Ltd.	17,202
16	Heiwa Real Estate REIT, Inc.	17,229
4	Hoshino Resorts REIT, Inc.	19,340
7,367	Hulic Co., Ltd.	57,012
23	Hulic REIT, Inc.	27,089
21	Ichigo Office REIT Investment Corp.	13,063
34	Industrial & Infrastructure Fund Investment Corp.	44,981
87	Invincible Investment Corp.	25,584
22	Japan Excellent, Inc.	19,863
80	Japan Hotel REIT Investment Corp.	39,976
16	Japan Logistics Fund, Inc.	36,969
123	Japan Metropolitan Fund Invest	95,822
16	Japan Prime Realty Investment Corp.	46,993
23	Japan Real Estate Investment Corp.	105,778
7	Kenedix Office Investment Corp.	35,134
18	Kenedix Residential Next Investment Corp.	28,868
10	Kenedix Retail REIT Corp.	20,298
32	LaSalle Logiport REIT	39,269
29	Mirai Corp.	10,666
20,142	Mitsubishi Estate Co., Ltd.	292,302
8	Mitsubishi Estate Logistics REIT Investment Corp.	27,123
16,253	Mitsui Fudosan Co., Ltd.	349,485
10	Mitsui Fudosan Logistics Park, Inc.	37,810
28	Mori Hills REIT Investment Corp.	31,430
18	Mori Trust Sogo REIT, Inc.	18,838
8	Nippon Accommodations Fund, Inc.	40,212
27	Nippon Building Fund, Inc.	134,522
41	Nippon Prologis REIT, Inc.	100,929
8	NIPPON REIT Investment Corp.	21,462
2,020	Nomura Real Estate Holdings, Inc.	49,502
80	Nomura Real Estate Master Fund,Inc.	99,882
24	NTT UD REIT Investment Corp.	26,179
4	One REIT, Inc.	7,919
47	Orix JREIT, Inc.	63,807
7	Samty Residential Investment Corp.	7,001
8	Sankei Real Estate, Inc.	5,743
74	Sekisui House REIT, Inc.	43,850
12	SOSiLA Logistics REIT, Inc.	12,807
29	Star Asia Investment Corp.	13,124
4	Starts Proceed Investment Corp.	7,129
7,079	Sumitomo Realty & Development Co., Ltd.	186,940
10	Takara Leben Real Estate Investment Corp.	8,645
3,550	Tokyo Tatemono Co., Ltd.	48,901
17	Tokyu REIT, Inc.	24,909

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
53	United Urban Investment Corp.	$55,586
		2,943,654

	Jersey — 0.0%
1,405	Phoenix Spree Deutschland Ltd.	5,404

	Luxembourg — 0.4%
1,628	ADLER Group S.A. (e) (g) (h)	6,432
20,346	Aroundtown S.A.	64,669
1,693	Grand City Properties S.A.	22,851
450	Shurgard Self Storage S.A.	20,962
		114,914

	Multi-National — 0.3%
1,837	Unibail-Rodamco-Westfield (e)	93,656

	Netherlands — 0.2%
913	Eurocommercial Properties N.V.	19,652
317	NSI N.V.	10,913
306	Vastned Retail N.V.	6,831
717	Wereldhave N.V.	10,782
		48,178

	New Zealand — 0.3%
14,981	Argosy Property Ltd.	11,555
19,585	Goodman Property Trust	24,464
28,055	Kiwi Property Group Ltd.	17,084
23,746	Precinct Properties New Zealand Ltd.	20,318
8,608	Stride Property Group	8,924
8,572	Vital Healthcare Property Trust	14,428
		96,773

	Norway — 0.0%
979	Entra ASA (g) (h)	12,275

	Singapore — 3.6%
10,000	AIMS APAC REIT	9,717
60,856	Ascendas Real Estate Investment Trust	124,840
33,776	Ascott Residence Trust	27,715
90,391	CapitaLand Integrated Commercial Trust	141,185
45,534	Capitaland Investment Ltd.	125,200
15,621	CDL Hospitality Trusts	14,280
8,320	City Developments Ltd.	48,807
5,700	Cromwell European Real Estate Investment Trust (g)	11,648
95,000	ESR-LOGOS REIT	27,694
17,400	Far East Hospitality Trust	8,015
19,273	Frasers Centrepoint Trust	31,768
50,564	Frasers Logistics & Commercial Trust (g)	48,406
22,794	Keppel DC REIT	32,321
15,100	Keppel Pacific Oak US REIT (g)	10,570
38,493	Keppel REIT	30,200

Shares	Description	Value
	Common Stocks (a) (Continued)
	Singapore (Continued)
29,900	Lendlease Global Commercial REIT	$17,110
28,576	Manulife US Real Estate Investment Trust (g)	16,288
39,266	Mapletree Commercial Trust	51,722
33,282	Mapletree Industrial Trust	62,285
57,277	Mapletree Logistics Trust	69,262
38,300	OUE Commercial Real Estate Investment Trust	10,614
6,859	Parkway Life Real Estate Investment Trust	24,043
11,500	Prime US REIT (g)	7,762
26,500	SPH REIT	17,834
25,500	Starhill Global REIT	10,646
37,479	Suntec Real Estate Investment Trust	43,703
8,815	UOL Group Ltd.	46,699
		1,070,334

	South Korea — 0.1%
2,147	ESR Kendall Square REIT Co., Ltd.	9,310
2,172	LOTTE REIT Co., Ltd.	8,983
		18,293

	Spain — 0.4%
6,074	Inmobiliaria Colonial Socimi S.A.	38,860
1,058	Lar Espana Real Estate Socimi S.A.	5,256
5,950	Merlin Properties Socimi S.A.	57,396
		101,512

	Sweden — 1.5%
798	Atrium Ljungberg AB, Class B	10,453
4,591	Castellum AB	58,993
541	Catena AB	19,631
851	Cibus Nordic Real Estate AB	13,135
11,983	Corem Property Group AB, Class B	13,448
1,580	Dios Fastigheter AB	10,974
4,542	Fabege AB	42,881
10,785	Fastighets AB Balder, Class B (e)	51,670
1,916	Hufvudstaden AB, Class A	21,165
495	NP3 Fastigheter AB	9,774
3,244	Nyfosa AB	24,259
1,576	Pandox AB (e)	17,671
963	Platzer Fastigheter Holding AB, Class B	6,232
3,072	Sagax AB, Class B	56,667
19,734	Samhallsbyggnadsbolaget i Norden AB	32,862
5,958	Wallenstam AB, Class B	26,063
4,736	Wihlborgs Fastigheter AB	33,125
		449,003

	Switzerland — 1.0%
260	Allreal Holding AG	42,977
63	Hiag Immobilien Holding AG	5,544
20	Intershop Holding AG	12,926

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Switzerland (Continued)
127	Mobimo Holding AG	$30,864
213	Peach Property Group AG	7,887
768	PSP Swiss Property AG	85,436
1,354	Swiss Prime Site AG	118,784
		304,418

	United Kingdom — 4.3%
6,991	Abrdn European Logistics Income PLC (g) (h)	8,476
51,884	Assura PLC	41,306
3,019	Big Yellow Group PLC	48,216
16,517	British Land (The) Co. PLC	89,895
13,132	Capital & Counties Properties PLC	22,428
10,915	Civitas Social Housing PLC (g)	10,443
2,787	CLS Holdings PLC	6,870
7,267	Custodian REIT PLC	8,819
1,801	Derwent London PLC	57,264
10,475	Empiric Student Property PLC	10,966
13,006	Grainger PLC	44,520
4,525	Great Portland Estates PLC	31,562
78,794	Hammerson PLC	18,195
1,816	Helical PLC	8,279
14,125	Home REIT PLC	19,533
5,087	Impact Healthcare REIT PLC (g)	7,233
12,727	Land Securities Group PLC	102,871
16,942	LondonMetric Property PLC	47,104
16,270	LXI REIT PLC (g)	28,203
5,432	NewRiver REIT PLC	5,839
23,518	Primary Health Properties PLC	39,021
9,221	PRS REIT (The) PLC	11,853
3,661	Safestore Holdings PLC	47,284
21,448	Segro PLC	255,029
4,968	Shaftesbury PLC	31,568
22,130	Supermarket Income REIT PLC	32,192
11,074	Target Healthcare REIT PLC	14,613
6,515	Triple Point Social Housing REIT PLC (g) (h)	7,114
33,366	Tritax Big Box REIT PLC	73,719
14,416	Tritax EuroBox PLC (g) (h)	15,057
5,699	Unite Group (The) PLC	73,814
8,230	Urban Logistics REIT PLC	16,180
2,554	Workspace Group PLC	17,286
		1,252,752

	United States — 61.5%
1,652	Acadia Realty Trust	25,804
1,317	Agree Realty Corp.	94,995
1,284	Alexander & Baldwin, Inc.	23,048
2,890	Alexandria Real Estate Equities, Inc.	419,137
876	American Assets Trust, Inc.	26,017
2,471	American Campus Communities, Inc.	159,305
5,410	American Homes 4 Rent, Class A	191,730
4,794	Americold Realty Trust, Inc.	144,012
2,798	Apartment Income REIT Corp.	116,397

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
2,656	Apartment Investment and Management Co., Class A (e)	$16,998
3,815	Apple Hospitality REIT, Inc.	55,966
1,190	Armada Hoffler Properties, Inc.	15,280
2,492	AvalonBay Communities, Inc.	484,071
2,796	Boston Properties, Inc.	248,788
3,010	Brandywine Realty Trust	29,016
5,320	Brixmor Property Group, Inc.	107,517
3,001	Broadstone Net Lease, Inc.	61,551
1,849	Camden Property Trust	248,654
1,712	CareTrust REIT, Inc.	31,569
272	Centerspace	22,182
420	Community Healthcare Trust, Inc.	15,208
1,998	Corporate Office Properties Trust	52,328
2,646	Cousins Properties, Inc.	77,343
3,987	CubeSmart	170,325
3,719	DiamondRock Hospitality Co. (e)	30,533
5,068	Digital Realty Trust, Inc.	657,978
3,015	Douglas Emmett, Inc.	67,476
6,842	Duke Realty Corp.	375,968
1,617	Easterly Government Properties, Inc.	30,788
734	EastGroup Properties, Inc.	113,278
2,449	Empire State Realty Trust, Inc., Class A	17,216
1,320	EPR Properties	61,948
1,622	Equinix, Inc.	1,065,686
1,913	Equity Commonwealth (e)	52,665
3,168	Equity LifeStyle Properties, Inc.	223,249
6,607	Equity Residential	477,158
2,315	Essential Properties Realty Trust, Inc.	49,749
1,159	Essex Property Trust, Inc.	303,090
2,364	Extra Space Storage, Inc.	402,164
1,405	Federal Realty Investment Trust	134,515
2,350	First Industrial Realty Trust, Inc.	111,578
1,421	Four Corners Property Trust, Inc.	37,784
4,220	Gaming and Leisure Properties, Inc.	193,529
748	Getty Realty Corp.	19,822
1,848	Global Net Lease, Inc.	26,168
2,685	Healthcare Realty Trust, Inc.	73,032
4,078	Healthcare Trust of America, Inc., Class A	113,817
9,620	Healthpeak Properties, Inc.	249,254
1,853	Highwoods Properties, Inc.	63,354
12,628	Host Hotels & Resorts, Inc.	198,007
2,505	Hudson Pacific Properties, Inc.	37,174
3,931	Independence Realty Trust, Inc.	81,490
1,152	Industrial Logistics Properties Trust	16,220
492	Innovative Industrial Properties, Inc.	54,056
1,201	InvenTrust Properties Corp.	30,974
10,887	Invitation Homes, Inc.	387,359
2,058	JBG SMITH Properties	48,651
2,094	Kennedy-Wilson Holdings, Inc.	39,660
2,073	Kilroy Realty Corp.	108,480
10,774	Kimco Realty Corp.	213,002

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
3,863	Kite Realty Group Trust	$66,791
1,501	Life Storage, Inc.	167,602
690	LTC Properties, Inc.	26,489
5,016	LXP Industrial Trust	53,872
3,819	Macerich (The) Co.	33,263
10,593	Medical Properties Trust, Inc.	161,755
2,048	Mid-America Apartment Communities, Inc.	357,724
783	National Health Investors, Inc.	47,458
3,129	National Retail Properties, Inc.	134,547
1,514	National Storage Affiliates Trust	75,806
2,370	Necessity Retail REIT (The), Inc.	17,254
401	NexPoint Residential Trust, Inc.	25,067
850	Office Properties Income Trust	16,957
4,192	Omega Healthcare Investors, Inc.	118,172
1,012	Orion Office REIT, Inc.	11,092
3,309	Paramount Group, Inc.	23,924
4,126	Park Hotels & Resorts, Inc.	55,990
2,303	Pebblebrook Hotel Trust	38,161
2,028	Phillips Edison & Co., Inc.	67,755
3,989	Physicians Realty Trust	69,608
2,180	Piedmont Office Realty Trust, Inc., Class A	28,602
13,189	Prologis, Inc.	1,551,686
358	PS Business Parks, Inc.	67,000
2,790	Public Storage	872,349
10,742	Realty Income Corp.	733,249
3,057	Regency Centers Corp.	181,311
2,138	Retail Opportunity Investments Corp.	33,738
2,946	Rexford Industrial Realty, Inc.	169,660
2,916	RLJ Lodging Trust	32,163
1,480	RPT Realty	14,548
954	Ryman Hospitality Properties, Inc. (e)	72,533
4,093	Sabra Health Care REIT, Inc.	57,179
385	Safehold, Inc.	13,617
2,912	Service Properties Trust	15,230
5,820	Simon Property Group, Inc.	552,434
3,454	SITE Centers Corp.	46,525
1,122	SL Green Realty Corp.	51,780
2,387	Spirit Realty Capital, Inc.	90,181
3,199	STAG Industrial, Inc.	98,785
4,532	STORE Capital Corp.	118,195
1,857	Summit Hotel Properties, Inc. (e)	13,500
2,140	Sun Communities, Inc.	341,030
3,813	Sunstone Hotel Investors, Inc. (e)	37,825
1,798	Tanger Factory Outlet Centers, Inc.	25,568
1,318	Terreno Realty Corp.	73,452
5,660	UDR, Inc.	260,586
227	Universal Health Realty Income Trust	12,079
2,029	Urban Edge Properties	30,861
7,123	Ventas, Inc.	366,336
1,527	Veris Residential, Inc. (e)	20,217

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
17,163	VICI Properties, Inc.	$511,286
3,147	Vornado Realty Trust	89,973
1,550	Washington Real Estate Investment Trust	33,031
8,109	Welltower, Inc.	667,776
3,372	WP Carey, Inc.	279,404
2,028	Xenia Hotels & Resorts, Inc. (e)	29,467
		18,166,556

	Total Common Stocks — 99.5%	29,355,556
	(Cost $31,491,737)

	Investment Companies (a) — 0.1%
	Guernsey — 0.1%
8,624	Balanced Commercial Property Trust Ltd.	11,695
9,773	Picton Property Income Ltd.	10,540
13,145	UK Commercial Property REIT Ltd.	12,001

	Total Investment Companies — 0.1%	34,236
	(Cost $41,214)

	Money Market Funds — 0.2%
64,563	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.34% (i)	64,563
	(Cost $64,563)

	Total Investments — 99.8%	29,454,355
	(Cost $31,597,514)
	Net Other Assets and Liabilities — 0.2%	66,742
	Net Assets — 100.0%	$29,521,097

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $0 or 0% of net assets.
(c)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(e)	Non-income producing security.
(f)	This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(h)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(i)	Rate shown reflects yield as of June 30, 2022.

Sector Allocation	% of Total Long-Term Investments
Real Estate	99.9%
Health Care	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	62.4%
Japanese Yen	10.0
Euro	5.6
British Pound Sterling	4.5
Hong Kong Dollar	4.4
Australian Dollar	3.5
Singapore Dollar	3.5
Canadian Dollar	2.9
Swedish Krona	1.5
Swiss Franc	1.0
New Zealand Dollar	0.3
Israeli Shekel	0.2
South Korean Won	0.1
Norwegian Krone	0.1
Total	100.0%

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$1,035,605	$1,035,605	$—	$ —	**
Other Country Categories*	28,319,951	28,319,951	—	—
Investment Companies*	34,236	34,236	—	—
Money Market Funds	64,563	64,563	—	—
Total Investments	$29,454,355	$29,454,355	$—	$ —	**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.7%
	Australia — 5.1%
1,203,543	Fortescue Metals Group Ltd.	$14,562,974
1,748,666	Harvey Norman Holdings Ltd.	4,478,033
152,613	JB Hi-Fi Ltd.	4,051,421
1,023,740	Super Retail Group Ltd.	5,999,346
		29,091,774

	Belgium — 1.0%
135,921	Ageas S.A./N.V.	5,979,590

	Bermuda — 1.8%
798,441	CK Infrastructure Holdings Ltd.	4,894,354
164,813	Lazard Ltd., Class A	5,341,589
		10,235,943

	Canada — 9.3%
61,047	Bank of Nova Scotia (The)	3,612,928
103,721	BCE, Inc.	5,098,219
65,451	Canadian Imperial Bank of Commerce	3,178,482
181,237	Canadian Utilities Ltd., Class A	5,405,289
184,015	Great-West Lifeco, Inc.	4,493,157
143,859	IGM Financial, Inc.	3,855,761
256,434	Labrador Iron Ore Royalty Corp.	5,647,843
127,271	Laurentian Bank of Canada	3,824,458
265,232	Manulife Financial Corp.	4,599,113
171,406	Power Corp. of Canada	4,410,322
96,226	TC Energy Corp.	4,984,734
158,802	TELUS Corp.	3,537,021
		52,647,327

	Cayman Islands — 0.8%
683,385	CK Hutchison Holdings Ltd.	4,620,173

	Denmark — 1.8%
4,352	AP Moller - Maersk A/S, Class A	10,025,319

	Finland — 0.9%
331,877	Fortum OYJ	4,978,642

	France — 2.0%
202,301	Nexity S.A.	5,406,057
114,939	TotalEnergies SE	6,067,108
		11,473,165

	Germany — 2.7%
24,177	Allianz SE	4,614,264
96,095	BASF SE	4,181,699
265,445	Freenet AG	6,584,385
		15,380,348

	Hong Kong — 6.6%
1,312,168	BOC Hong Kong Holdings Ltd.	5,183,923
1,397,907	Henderson Land Development Co., Ltd.	5,237,608
2,324,025	Hysan Development Co., Ltd.	7,004,536
1,752,979	New World Development Co., Ltd.	6,288,724
15,736,456	PCCW Ltd.	8,322,666

Shares	Description	Value
	Common Stocks (a) (Continued)
	Hong Kong (Continued)
868,407	Swire Pacific Ltd., Class A	$5,173,832
		37,211,289

	Israel — 1.0%
290,069	Plus500 Ltd.	5,907,381

	Italy — 4.8%
2,978,712	A2A S.p.A.	3,783,324
1,306,655	Anima Holding S.p.A. (b) (c)	4,789,863
198,125	Azimut Holding S.p.A.	3,443,477
326,736	Eni S.p.A.	3,878,757
449,122	Poste Italiane S.p.A. (b) (c)	4,194,516
2,959,539	UnipolSai Assicurazioni S.p.A.	7,083,739
		27,173,676

	Japan — 8.6%
277,154	Aozora Bank Ltd.	5,386,609
1,101,300	Daiwa Securities Group, Inc.	4,918,837
410,600	Haseko Corp.	4,808,693
412,570	Japan Tobacco, Inc.	7,133,617
377,000	Mitsui OSK Lines Ltd.	8,627,543
136,500	MS&AD Insurance Group Holdings, Inc.	4,183,129
987,800	Resona Holdings, Inc.	3,699,154
364,100	Sumitomo Corp.	4,983,297
161,900	Sumitomo Mitsui Financial Group, Inc.	4,811,179
		48,552,058

	Jersey — 1.3%
3,920,417	Centamin PLC	3,747,229
143,800	Janus Henderson Group PLC	3,380,738
		7,127,967

	Luxembourg — 0.4%
82,183	APERAM S.A.	2,282,287

	Netherlands — 3.9%
149,875	ASR Nederland N.V.	6,057,888
47,893	LyondellBasell Industries N.V., Class A	4,188,722
126,518	NN Group N.V.	5,746,238
434,334	SBM Offshore N.V.	5,887,523
		21,880,371

	New Zealand — 1.1%
2,057,367	Spark New Zealand Ltd.	6,167,668

	South Korea — 13.2%
1,215,507	BNK Financial Group, Inc.	6,281,617
126,792	DB Insurance Co., Ltd.	5,986,098
944,633	DGB Financial Group, Inc.	5,536,550
180,148	Hana Financial Group, Inc.	5,459,661
84,689	Hyundai Motor Co. (Preference Shares)	5,713,768
883,178	Industrial Bank of Korea	6,543,571
116,054	KB Financial Group, Inc.	4,303,759

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
93,563	KT&G Corp.	$5,923,351
675,403	NH Investment & Securities Co., Ltd.	4,707,638
27,046	POSCO Holdings, Inc.	4,801,373
43,632	Samsung Fire & Marine Insurance Co., Ltd.	6,754,492
274,700	Samsung Securities Co., Ltd.	7,076,952
584,483	Woori Financial Group, Inc.	5,446,892
		74,535,722

	Spain — 9.2%
320,690	ACS Actividades de Construccion y Servicios S.A.	7,773,264
444,776	Cia de Distribucion Integral Logista Holdings S.A.	8,697,519
414,452	Enagas S.A.	9,151,266
4,336,818	Mapfre S.A.	7,644,333
183,126	Naturgy Energy Group S.A.	5,271,704
287,398	Red Electrica Corp., S.A.	5,428,769
1,621,650	Telefonica S.A.	8,262,557
		52,229,412

	Sweden — 1.1%
1,624,088	Telia Co., AB	6,220,266

	Switzerland — 2.8%
39,146	Helvetia Holding AG	4,580,326
77,841	Swiss Re AG	6,032,239
11,907	Zurich Insurance Group AG	5,178,638
		15,791,203

	United Kingdom — 10.9%
2,852,346	abrdn PLC	5,550,250
361,783	Antofagasta PLC	5,086,603
2,275,698	Ashmore Group PLC	6,144,321
167,965	British American Tobacco PLC	7,196,105
2,257,292	Direct Line Insurance Group PLC	6,916,218
3,341,696	Jupiter Fund Management PLC	6,024,482
1,905,296	Legal & General Group PLC	5,554,765
960,617	Phoenix Group Holdings PLC	6,903,897
132,068	Rio Tinto PLC	7,904,081
1,667,785	Synthomer PLC	4,567,939
		61,848,661

	United States — 9.4%
139,474	Altria Group, Inc.	5,825,829
204,147	AT&T, Inc.	4,278,921
267,510	Camping World Holdings, Inc., Class A	5,775,541
178,750	H&R Block, Inc.	6,313,450
921,108	Lumen Technologies, Inc.	10,049,288
417,256	Northwest Bancshares, Inc.	5,340,877
40,757	Prudential Financial, Inc.	3,899,630
103,810	Universal Corp.	6,280,505

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
158,160	Unum Group	$5,380,603
		53,144,644

	Total Investments — 99.7%	564,504,886
	(Cost $635,450,439)
	Net Other Assets and Liabilities — 0.3%	1,919,301
	Net Assets — 100.0%	$566,424,187

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Sector Allocation	% of Total Long-Term Investments
Financials	43.6%
Communication Services	10.4
Materials	10.1
Industrials	7.9
Utilities	6.9
Consumer Discretionary	6.6
Consumer Staples	5.7
Real Estate	5.1
Energy	3.7
Total	100.0%

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Currency Exposure Diversification	% of Total Investments
Euro	24.3%
South Korean Won	13.2
British Pound Sterling	12.7
United States Dollar	11.7
Canadian Dollar	9.3
Japanese Yen	8.6
Hong Kong Dollar	8.3
Australian Dollar	5.1
Swiss Franc	2.8
Danish Krone	1.8
Swedish Krona	1.1
New Zealand Dollar	1.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$564,504,886	$564,504,886	$—	$—

* See Portfolio of Investments for country breakout.

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Bermuda — 0.8%
23,723,964	Concord New Energy Group Ltd.	$2,358,247

	Canada — 16.4%
325,468	Boralex, Inc., Class A	10,842,191
685,796	Innergex Renewable Energy, Inc. (b)	9,217,115
730,432	Northland Power, Inc.	21,744,992
398,302	TransAlta Renewables, Inc.	5,090,171
		46,894,469

	Cayman Islands — 0.3%
1,586,949	China High Speed Transmission Equipment Group Co., Ltd. (c)	940,423

	China — 10.3%
7,746,106	China Datang Corp. Renewable Power Co., Ltd., Class H	2,635,737
10,976,368	China Longyuan Power Group Corp., Ltd., Class H	21,206,319
2,283,799	China Suntien Green Energy Corp., Ltd., Class H	1,164,194
2,366,851	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	4,427,967
		29,434,217

	Denmark — 13.6%
165,461	Cadeler A/S (c)	542,594
203,776	Orsted A/S (d) (e)	21,300,507
806,858	Vestas Wind Systems A/S	17,040,812
		38,883,913

	France — 2.6%
413,382	Engie S.A.	4,750,531
67,916	Neoen S.A. (d) (e)	2,559,377
		7,309,908

	Germany — 5.9%
24,771	Energiekontor AG	1,998,834
364,225	Nordex SE (b) (c)	3,105,439
137,432	PNE AG	1,912,618
142,158	RWE AG	5,226,047
75,961	SGL Carbon SE (c)	476,428
275,228	Siemens Energy AG	4,033,643
		16,753,009

	Greece — 1.2%
194,532	Terna Energy S.A.	3,498,249

	Italy — 3.6%
893,791	Enel S.p.A.	4,889,325
199,801	Prysmian S.p.A.	5,487,911
		10,377,236

	Japan — 2.3%
1,156,610	Toray Industries, Inc.	6,488,882

Shares	Description	Value
	Common Stocks (a) (Continued)
	Portugal — 2.2%
1,351,542	EDP - Energias de Portugal S.A.	$6,305,610

	South Korea — 2.0%
40,877	CS Bearing Co., Ltd. (c)	399,829
97,560	CS Wind Corp.	4,343,013
38,565	Dongkuk Structures & Construction Co., Ltd.	192,469
396,848	Unison Co., Ltd. (c)	829,823
		5,765,134

	Spain — 16.8%
33,320	Acciona S.A. (b)	6,128,081
830,673	EDP Renovaveis S.A.	19,603,827
299,930	Endesa S.A. (b)	5,657,633
579,384	Iberdrola S.A.	6,008,535
569,043	Siemens Gamesa Renewable Energy S.A. (c)	10,680,290
		48,078,366

	Sweden — 2.1%
81,088	Eolus Vind AB, Class B (b)	614,952
355,666	SKF AB, Class B	5,232,556
		5,847,508

	Switzerland — 3.3%
195,117	ABB Ltd.	5,203,665
27,082	BKW AG	2,828,340
13,007	Gurit Holding AG	1,381,564
		9,413,569

	United Kingdom — 3.0%
431,976	ReNew Energy Global PLC, Class A (b) (c)	2,794,885
289,669	SSE PLC	5,698,244
		8,493,129

	United States — 13.2%
113,438	Alliant Energy Corp.	6,648,601
31,113	American Superconductor Corp. (c)	161,165
55,429	Arcosa, Inc.	2,573,568
89,509	Clearway Energy, Inc., Class C	3,118,494
65,977	Duke Energy Corp.	7,073,394
69,362	General Electric Co.	4,416,279
97,494	Hexcel Corp.	5,099,911
64,755	Infrastructure and Energy Alternatives, Inc. (c)	519,983
84,640	NextEra Energy, Inc.	6,556,214
119,308	TPI Composites, Inc. (c)	1,491,350
		37,658,959

	Total Common Stocks — 99.6%	284,500,828
	(Cost $323,744,279)

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 8.5%
$11,000,000	Citigroup, Inc., 1.50% (f), dated 06/30/22, due 07/01/22, with a maturity value of $11,000,458. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 3.88%, due 11/15/24 to 04/15/29. The value of the collateral including accrued interest is $11,220,000. (g)	$11,000,000
11,000,000	Daiwa Capital Markets America, Inc., 1.49% (f), dated 06/30/22, due 07/01/22, with a maturity value of $11,000,455. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 7.63%, due 07/26/22 to 02/15/50. The value of the collateral including accrued interest is $11,220,002. (g)	11,000,000
2,216,694	JPMorgan Chase & Co., 1.48% (f), dated 06/30/22, due 07/01/22, with a maturity value of $2,216,785. Collateralized by U.S. Treasury Securities, interest rates of 2.88% to 3.38%, due 05/15/44 to 05/15/49. The value of the collateral including accrued interest is $2,261,028. (g)	2,216,694
	Total Repurchase Agreements — 8.5%	24,216,694
	(Cost $24,216,694)

	Total Investments — 108.1%	308,717,522
	(Cost $347,960,973)
	Net Other Assets and Liabilities — (8.1)%	(23,204,941)
	Net Assets — 100.0%	$285,512,581

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $22,304,328 and the total value of the collateral held by the Fund is $24,216,694.
(c)	Non-income producing security.
(d)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of June 30, 2022.
(g)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Utilities	68.1%
Industrials	28.7
Materials	2.8
Energy	0.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	29.9%
United States Dollar	20.9
Canadian Dollar	15.2
Danish Krone	12.4
Hong Kong Dollar	10.6
Swiss Franc	3.1
Japanese Yen	2.1
Swedish Krona	1.9
South Korean Won	1.9
British Pound Sterling	1.8
Norwegian Krone	0.2
Total	100.0%

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$284,500,828	$284,500,828	$—	$—
Repurchase Agreements	24,216,694	—	24,216,694	—
Total Investments	$308,717,522	$284,500,828	$24,216,694	$—
* See Portfolio of Investments for country breakout.

First Trust Global Engineering and Construction ETF (FLM) (a)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (b) — 99.8%
	Australia — 2.0%
36,331	Downer EDI Ltd.	$126,641
1,852	Monadelphous Group Ltd.	12,720
		139,361

	Canada — 4.9%
3,831	Aecon Group, Inc.	39,078
7,951	SNC-Lavalin Group, Inc.	136,758
3,946	Stantec, Inc.	172,867
		348,703

	Cayman Islands — 1.8%
113,745	China State Construction International Holdings Ltd.	125,823

	China — 2.2%
251,677	China Railway Group Ltd., Class H	155,558

	Finland — 0.1%
2,403	YIT OYJ	8,008

	France — 9.8%
7,376	Bouygues S.A.	226,944
2,422	Eiffage S.A.	217,976
2,850	Vinci S.A.	253,748
		698,668

	Germany — 1.2%
1,771	HOCHTIEF AG	86,208

	Ireland — 2.6%
3,025	Kingspan Group PLC	181,961

	Italy — 0.3%
13,805	Webuild S.p.A.	21,397

	Japan — 29.6%
17,300	Chiyoda Corp. (c)	54,572
8,700	COMSYS Holdings Corp.	165,818
8,100	EXEO Group, Inc.	126,742
14,400	INFRONEER Holdings, Inc.	102,417
14,500	JGC Holdings Corp.	187,448
18,500	Kajima Corp.	212,297
3,200	Kandenko Co., Ltd.	19,953
6,500	Kinden Corp.	75,070
2,470	Kumagai Gumi Co., Ltd.	50,081
3,720	Nishimatsu Construction Co., Ltd.	111,452
27,400	Obayashi Corp.	198,917
1,800	Okumura Corp.	39,999
17,200	Penta-Ocean Construction Co., Ltd.	92,795
2,700	Raito Kogyo Co., Ltd.	36,934
34,600	Shimizu Corp.	191,259
3,200	SHO-BOND Holdings Co., Ltd.	140,802
7,500	Taisei Corp.	233,546
12,300	Toda Corp.	65,271
		2,105,373

Shares	Description	Value
	Common Stocks (b) (Continued)
	Netherlands — 4.4%
3,524	Arcadis N.V.	$118,545
4,438	Boskalis Westminster	148,826
19,115	Koninklijke BAM Groep N.V. (c)	45,192
		312,563

	Norway — 0.4%
2,797	Veidekke ASA	25,415

	Philippines — 1.0%
11,180	Manila Electric Co.	73,198

	South Korea — 3.1%
20,685	Daewoo Engineering & Construction Co., Ltd. (c)	93,038
5,261	GS Engineering & Construction Corp.	127,838
		220,876

	Spain — 4.0%
8,097	ACS Actividades de Construccion y Servicios S.A.	196,265
6,267	Obrascon Huarte Lain S.A. (c)	3,855
33,392	Sacyr S.A.	80,274
		280,394

	Sweden — 4.5%
5,561	NCC AB, Class B	55,937
11,895	Peab AB, Class B	69,535
12,725	Skanska AB, Class B	195,047
		320,519

	United Kingdom — 1.3%
30,336	Balfour Beatty PLC	93,871

	United States — 26.6%
3,706	AECOM	241,705
2,032	Dycom Industries, Inc. (c)	189,057
2,026	EMCOR Group, Inc.	208,597
7,406	Fluor Corp. (c)	180,262
3,812	Granite Construction, Inc.	111,082
1,883	Jacobs Engineering Group, Inc.	239,386
4,902	KBR, Inc.	237,208
2,799	MasTec, Inc. (c)	200,576
2,259	Quanta Services, Inc.	283,143
		1,891,016

	Total Common Stocks — 99.8%	7,088,912
	(Cost $7,422,298)

	Warrants (b) — 0.0%
	Italy — 0.0%
1,985	Webuild S.p.A., expiring 7/5/23 (c) (d) (e) (f)	726
	(Cost $0)

First Trust Global Engineering and Construction ETF (FLM) (a)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Shares	Description	Value
	Money Market Funds — 1.2%
86,865	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (g) (h)	$86,865
	(Cost $86,865)

Principal Value	Description	Value
	Repurchase Agreements — 1.1%
$81,695	BNP Paribas S.A., 1.44% (g), dated 06/30/22, due 07/01/22, with a maturity value of $81,698. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 05/31/28. The value of the collateral including accrued interest is $83,500. (h)	81,695
	(Cost $81,695)

	Total Investments — 102.1%	7,258,198
	(Cost $7,590,858)
	Net Other Assets and Liabilities — (2.1)%	(152,962)
	Net Assets — 100.0%	$7,105,236

(a)	As of July 29, 2022, the Fund changed its name and ticker to First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD).
(b)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(c)	Non-income producing security.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $726 or 0.0% of net assets.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(f)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $617 and the total value of the collateral held by the Fund is $168,560. At June 30, 2022, due to a pending sale, the Fund held collateral for a security that was previously on loan.
(g)	Rate shown reflects yield as of June 30, 2022.
(h)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Industrials	98.9%
Utilities	1.0
Consumer Discretionary	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	29.0%
United States Dollar	28.4
Euro	21.9
Canadian Dollar	4.8
Swedish Krona	4.4
Hong Kong Dollar	3.9
South Korean Won	3.0
Australian Dollar	1.9
British Pound Sterling	1.3
Philippine Peso	1.0
Norwegian Krone	0.4
Total	100.0%

First Trust Global Engineering and Construction ETF (FLM) (a)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,088,912	$7,088,912	$—	$—
Warrants*	726	—	726	—
Money Market Funds	86,865	86,865	—	—
Repurchase Agreements	81,695	—	81,695	—
Total Investments	$7,258,198	$7,175,777	$82,421	$—

* See Portfolio of Investments for country breakout.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.4%
	Belgium — 2.4%
95,039	Elia Group S.A./N.V.	$13,465,452

	Canada — 0.3%
36,084	Fortis, Inc.	1,705,804
3,642	Stella-Jones, Inc.	91,956
		1,797,760

	Cayman Islands — 0.1%
1,322,585	Wasion Holdings Ltd.	433,176

	China — 0.5%
66,389	BYD Co., Ltd., Class H	2,656,643

	Denmark — 0.9%
121,415	NKT A/S (b)	5,159,353

	France — 7.9%
139,977	Engie S.A.	1,608,597
1,919	Nexans S.A.	148,715
365,178	Schneider Electric SE	43,205,689
10,966	SPIE S.A.	237,882
		45,200,883

	Germany — 2.0%
159,810	E. ON SE	1,341,128
91,853	Infineon Technologies AG	2,222,592
641	PSI Software AG	19,178
56,571	Siemens AG	5,755,867
53,919	SMA Solar Technology AG (b) (c)	2,188,990
		11,527,755

	Ireland — 18.1%
364,214	Eaton Corp. PLC	45,887,322
926,070	Johnson Controls International PLC	44,340,232
432,364	nVent Electric PLC	13,545,964
		103,773,518

	Italy — 8.1%
545,923	Enel S.p.A.	2,986,375
719,680	Prysmian S.p.A.	19,767,367
2,986,224	Terna - Rete Elettrica Nazionale S.p.A.	23,433,146
		46,186,888

	Japan — 2.0%
5,535	GS Yuasa Corp.	86,607
73,224	Hitachi Ltd.	3,474,470
120,899	Meidensha Corp.	1,773,209
20,653	NEC Corp.	802,191
19,225	NGK Insulators Ltd.	259,016
149,290	Nissin Electric Co., Ltd.	1,680,173
109,926	Osaki Electric Co., Ltd.	395,371
185,570	Panasonic Holdings Corp.	1,499,687
29,900	Takaoka Toko Co., Ltd.	373,309
27,186	Toshiba Corp.	1,105,032
		11,449,065

Shares	Description	Value
	Common Stocks (a) (Continued)

	Jersey — 7.4%
475,151	Aptiv PLC (b)	$42,321,699

	Netherlands — 1.4%
57,146	Alfen Beheer BV (b) (d) (e)	5,279,585
16,283	NXP Semiconductors N.V.	2,410,372
4,842	STMicroelectronics N.V.	152,378
		7,842,335

	Portugal — 0.5%
999,018	REN - Redes Energeticas Nacionais SGPS S.A.	3,009,910

	South Korea — 4.0%
13,435	Hyosung Heavy Industries Corp. (b)	651,883
54,308	Samsung SDI Co., Ltd.	22,251,892
		22,903,775

	Spain — 3.8%
1,146,489	Red Electrica Corp., S.A. (c)	21,656,464

	Switzerland — 8.2%
1,646,960	ABB Ltd.	43,923,534
60,438	Landis+Gyr Group AG	3,168,619
		47,092,153

	Taiwan — 0.5%
36,966	Advantech Co., Ltd.	430,162
1,170,296	Chung-Hsin Electric & Machinery Manufacturing Corp.	2,168,709
		2,598,871

	United Kingdom — 0.8%
242,697	National Grid PLC	3,107,977
73,481	SSE PLC	1,445,487
		4,553,464

	United States — 30.5%
91,256	Advanced Energy Industries, Inc.	6,659,863
40,913	AES (The) Corp.	859,582
65,123	American Superconductor Corp. (b)	337,337
39,313	Analog Devices, Inc.	5,743,236
3,106	Arcosa, Inc.	144,212
1,400	AZZ, Inc.	57,148
2,778	Belden, Inc.	147,984
280,134	Cisco Systems, Inc.	11,944,914
1,910	Digi International, Inc. (b)	46,260
44,924	Emerson Electric Co.	3,573,255
2,767	EnerSys	163,142
135,561	Enphase Energy, Inc. (b)	26,466,930
1,466	ESCO Technologies, Inc.	100,230
87,285	Fluence Energy, Inc. (b) (c)	827,462
4,345	Generac Holdings, Inc. (b)	914,970
69,092	General Electric Co.	4,399,088

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
51,484	Honeywell International, Inc.	$8,948,434
3,734	Hubbell, Inc.	666,818
64,623	International Business Machines Corp.	9,124,121
100,573	Itron, Inc. (b)	4,971,323
1,590	Littelfuse, Inc.	403,924
4,018	MasTec, Inc. (b)	287,930
37,952	MYR Group, Inc. (b)	3,344,710
67,588	NVIDIA Corp.	10,245,665
115,022	Oracle Corp.	8,036,587
8,793	Preformed Line Products Co.	540,770
212,101	Quanta Services, Inc.	26,584,739
92,526	SolarEdge Technologies, Inc. (b)	25,322,516
16,643	Tesla, Inc. (b)	11,207,729
17,783	Trimble, Inc. (b)	1,035,504
1,402	Valmont Industries, Inc.	314,931
2,992	WESCO International, Inc. (b)	320,443
30,593	Willdan Group, Inc. (b)	843,755
		174,585,512

	Total Common Stocks — 99.4%	568,214,676
	(Cost $672,452,489)

	Money Market Funds — 2.1%
11,802,056	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (f) (g)	11,802,056
	(Cost $11,802,056)

Principal Value	Description	Value
	Repurchase Agreements — 1.9%
$11,099,618	BNP Paribas S.A., 1.44% (f), dated 06/30/22, due 07/01/22, with a maturity value of $11,100,062. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 05/31/28. The value of the collateral including accrued interest is $11,344,929. (g)	11,099,618
	(Cost $11,099,618)

	Total Investments — 103.4%	591,116,350
	(Cost $695,354,163)
	Net Other Assets and Liabilities — (3.4)%	(19,502,300)
	Net Assets — 100.0%	$571,614,050

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $21,738,536 and the total value of the collateral held by the Fund is $22,901,674.
(d)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of June 30, 2022.
(g)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Industrials	51.2%
Information Technology	25.5
Utilities	13.1
Consumer Discretionary	10.2
Materials	0.0 *
Total	100.0%

*	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
United States Dollar	58.6%
Euro	24.7
Swiss Franc	8.0
South Korean Won	3.9
Japanese Yen	1.9
Danish Krone	0.9
British Pound Sterling	0.8
Hong Kong Dollar	0.5
New Taiwan Dollar	0.4
Canadian Dollar	0.3
Total	100.0%

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$568,214,676	$568,214,676	$—	$—
Money Market Funds	11,802,056	11,802,056	—	—
Repurchase Agreements	11,099,618	—	11,099,618	—
Total Investments	$591,116,350	$580,016,732	$11,099,618	$—

* See Portfolio of Investments for country breakout.

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.2%
	Australia — 13.9%
928,998	Alumina Ltd.	$939,418
363,966	BHP Group Ltd., ADR (b)	20,447,610
623,392	Fortescue Metals Group Ltd.	7,543,097
		28,930,125

	Bermuda — 0.4%
318,040	China Water Affairs Group Ltd.	295,877
604,976	Nine Dragons Paper Holdings Ltd.	511,934
		807,811

	Brazil — 14.4%
810,884	Petroleo Brasileiro S.A., ADR	9,471,125
38,444	SLC Agricola S.A.	324,759
1,375,116	Vale S.A., ADR	20,117,947
		29,913,831

	Canada — 14.7%
93,401	Enerplus Corp.	1,234,269
126,638	Nutrien Ltd.	10,091,782
64,947	Peyto Exploration & Development Corp. (b)	607,491
473,119	Suncor Energy, Inc.	16,598,861
28,095	West Fraser Timber Co., Ltd.	2,155,798
		30,688,201

	Chile — 0.1%
23,758	CAP S.A.	214,108

	China — 2.7%
1,340,361	China Shenhua Energy Co., Ltd., Class H	3,843,366
149,040	Shandong Chenming Paper Holdings Ltd., Class H (c)	56,791
573,965	Yankuang Energy Group Co., Ltd., Class H	1,799,401
		5,699,558

	Colombia — 3.4%
654,687	Ecopetrol S.A., ADR	7,109,901

	India — 2.4%
828,121	Coal India Ltd.	1,946,238
725,656	GAIL India Ltd.	1,242,314
448,123	NMDC Ltd.	613,972
445,004	Vedanta Ltd.	1,256,588
		5,059,112

	Indonesia — 0.5%
5,564,034	Adaro Energy Indonesia Tbk PT	1,068,175

	Japan — 2.2%
30,200	Daio Paper Corp.	314,955
391,400	Inpex Corp.	4,240,551
		4,555,506

Shares	Description	Value
	Common Stocks (a) (Continued)
	Luxembourg — 0.2%
17,710	APERAM S.A.	$491,821

	Norway — 1.2%
61,032	Yara International ASA	2,550,410

	Portugal — 0.2%
84,756	Navigator (The) Co., S.A.	340,715

	South Africa — 3.1%
42,099	African Rainbow Minerals Ltd.	553,125
95,918	Exxaro Resources Ltd.	1,168,438
335,992	Impala Platinum Holdings Ltd.	3,741,012
22,247	Kumba Iron Ore Ltd.	718,810
31,186	Royal Bafokeng Platinum Ltd.	280,830
		6,462,215

	Sweden — 1.6%
106,582	Boliden AB	3,389,765

	Taiwan — 0.5%
283,149	Taiwan Fertilizer Co., Ltd.	608,513
413,259	YFY, Inc.	353,724
		962,237

	United Kingdom — 12.6%
84,385	Ferrexpo PLC	133,847
321,619	Rio Tinto PLC, ADR (b)	19,618,759
92,984	Severn Trent PLC	3,077,621
266,053	United Utilities Group PLC	3,303,437
		26,133,664

	United States — 25.1%
12,525	Andersons (The), Inc.	413,200
126,195	Archer-Daniels-Midland Co.	9,792,732
21,129	California Water Service Group	1,173,716
82,248	CF Industries Holdings, Inc.	7,051,121
312,526	Coterra Energy, Inc.	8,060,045
49,705	FMC Corp.	5,318,932
146,188	International Paper Co.	6,115,044
10,593	SJW Group	661,109
112,635	Tyson Foods, Inc., Class A	9,693,368
99,665	Westrock Co.	3,970,654
		52,249,921

	Total Common Stocks — 99.2%	206,627,076
	(Cost $230,608,428)

	Money Market Funds — 4.2%
8,631,123	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (d) (e)	8,631,123
	(Cost $8,631,123)

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 3.9%
$8,117,413	BNP Paribas S.A., 1.44% (d), dated 06/30/22, due 07/01/22, with a maturity value of $8,117,738. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 05/31/28. The value of the collateral including accrued interest is $8,296,815. (e)	$8,117,413
	(Cost $8,117,413)

	Total Investments — 107.3%	223,375,612
	(Cost $247,356,964)
	Net Other Assets and Liabilities — (7.3)%	(15,162,792)
	Net Assets — 100.0%	$208,212,820

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $15,855,087 and the total value of the collateral held by the Fund is $16,748,536.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of June 30, 2022.
(e)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Materials	57.8%
Energy	27.7
Consumer Staples	9.8
Utilities	4.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	69.8%
Canadian Dollar	9.2
Australian Dollar	3.8
British Pound Sterling	2.9
Hong Kong Dollar	2.9
South African Rand	2.9
Indian Rupee	2.3
Japanese Yen	2.0
Swedish Krona	1.5
Norwegian Krone	1.1
Indonesian Rupiah	0.5
New Taiwan Dollar	0.4
Euro	0.4
Brazilian Real	0.2
Chilean Peso	0.1
Total	100.0%

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$206,627,076	$206,627,076	$—	$—
Money Market Funds	8,631,123	8,631,123	—	—
Repurchase Agreements	8,117,413	—	8,117,413	—
Total Investments	$223,375,612	$215,258,199	$8,117,413	$—

* See Portfolio of Investments for country breakout.

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Australia — 1.1%
88,808	Incitec Pivot Ltd.	$202,902
17,376	Nufarm Ltd.	61,048
		263,950

	Bermuda — 2.4%
6,527	Bunge Ltd.	591,934

	Canada — 7.9%
24,081	Nutrien Ltd.	1,917,762

	Chile — 2.2%
6,530	Sociedad Quimica y Minera de Chile S.A., ADR	545,451

	China — 0.1%
80,953	China BlueChemical Ltd., Class H	23,316

	Germany — 19.6%
40,031	BASF SE	1,742,001
39,476	Bayer AG	2,346,452
21,307	Evonik Industries AG	454,614
8,752	K+S AG	212,692
		4,755,759

	India — 8.4%
2,047	Bayer CropScience Ltd.	129,787
19,048	Chambal Fertilisers and Chemicals Ltd.	64,195
13,439	Coromandel International Ltd.	162,201
6,032	Escorts Kubota Ltd.	110,355
7,109	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	51,473
56,897	Mahindra & Mahindra Ltd.	787,577
6,939	PI Industries Ltd.	224,893
22,807	Sumitomo Chemical India Ltd.	122,493
11,637	Tata Chemicals Ltd.	116,904
34,330	UPL Ltd.	274,910
		2,044,788

	Israel — 2.2%
58,855	ICL Group Ltd.	533,965

	Japan — 6.9%
54,900	Kubota Corp.	820,182
9,300	Mitsui Chemicals, Inc.	198,091
6,600	Nissan Chemical Corp.	304,024
2,100	Sakata Seed Corp.	70,810
75,800	Sumitomo Chemical Co., Ltd.	296,653
		1,689,760

	Malaysia — 3.1%
366,101	Petronas Chemicals Group Bhd	747,569

	Mexico — 0.9%
91,906	Orbia Advance Corp. SAB de CV	215,717

	Netherlands — 4.3%
61,924	CNH Industrial N.V.	717,699

Shares	Description	Value
	Common Stocks (a) (Continued)
	Netherlands (Continued)
9,634	OCI N.V.	$317,822
		1,035,521

	Norway — 2.0%
11,646	Yara International ASA	486,664

	Qatar — 4.6%
254,528	Industries Qatar QSC	1,114,772

	Russia — 0.0%
1,918	PhosAgro PJSC (b) (c) (d)	4,492

	Singapore — 3.5%
292,900	Wilmar International Ltd.	851,735

	Switzerland — 0.7%
468	Bucher Industries AG	162,757

	Taiwan — 0.4%
44,533	Taiwan Fertilizer Co., Ltd.	95,705

	Turkey — 0.3%
15,272	Gubre Fabrikalari TAS (e)	64,917

	United States — 29.2%
3,407	AGCO Corp.	336,271
547	Alamo Group, Inc.	63,687
9,538	CF Industries Holdings, Inc.	817,693
1,562	Compass Minerals International, Inc.	55,279
20,457	Corteva, Inc.	1,107,542
483	CVR Partners, L.P. (f)	48,227
7,861	Deere & Co.	2,354,134
5,759	FMC Corp.	616,270
502	Lindsay Corp.	66,676
4,095	LSB Industries, Inc. (g)	56,757
16,552	Mosaic (The) Co.	781,751
2,532	Scotts Miracle-Gro (The) Co.	200,003
2,054	SiteOne Landscape Supply, Inc. (e)	244,159
4,782	Toro (The) Co.	362,428
		7,110,877

	Total Investments — 99.8%	24,257,411
	(Cost $29,255,491)
	Net Other Assets and Liabilities — 0.2%	45,674
	Net Assets — 100.0%	$24,303,085

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

(a)

Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $4,492 or 0.0% of net assets.
(c)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(e)	Non-income producing security.
(f)	Security is a Master Limited Partnership (“MLP”).
(g)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (October 1, 2021 to June 30, 2022).

ADR	-	American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Materials	54.6%
Industrials	26.2
Health Care	9.7
Consumer Staples	6.2
Consumer Discretionary	3.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	36.9%
Euro	20.9
Indian Rupee	8.4
Canadian Dollar	7.9
Japanese Yen	7.0
Qatar Riyal	4.6
Singapore Dollar	3.5
Malaysian Ringgit	3.1
Israeli Shekel	2.2
Norwegian Krone	2.0
Australian Dollar	1.1
Mexican Peso	0.9
Swiss Franc	0.7
New Taiwan Dollar	0.4
Turkish Lira	0.3
Hong Kong Dollar	0.1
Russian Ruble	0.0 *
Total	100.0%

* Amount is less than 0.1%

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$4,492	$—	$—	$4,492
Other Country Categories*	24,252,919	24,252,919	—	—
Total Common Stocks	$24,257,411	$24,252,919	$—	$4,492

* See Portfolio of Investments for country breakout.

Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust BICK Index Fund (BICK)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Brazil — 18.8%
57,571	Ambev S.A., ADR	$144,503
63,234	B3 S.A. - Brasil Bolsa Balcao	133,030
40,096	Banco Bradesco S.A., ADR	130,713
22,051	Banco do Brasil S.A.	140,477
19,162	Centrais Eletricas Brasileiras S.A.	169,049
36,973	Cia Siderurgica Nacional S.A.	108,868
33,957	Equatorial Energia S.A.	148,456
27,683	Gerdau S.A. (Preference Shares)	118,435
120,164	Hapvida Participacoes e Investimentos S.A. (b) (c)	125,366
31,097	Itau Unibanco Holding S.A., ADR	133,095
84,202	Itausa S.A. (Preference Shares)	134,184
22,683	JBS S.A.	137,178
14,039	Localiza Rent a Car S.A.	140,512
30,357	Lojas Renner S.A.	130,919
217,070	Magazine Luiza S.A.	97,887
49,029	Natura & Co. Holding S.A.	126,380
28,850	Petro Rio S.A. (d)	121,112
12,277	Petroleo Brasileiro S.A., ADR	143,395
22,543	Rede D’Or Sao Luiz S.A. (b) (c)	124,874
15,093	Suzano S.A.	143,649
9,441	Vale S.A., ADR	138,122
31,829	WEG S.A.	160,865
		2,951,069

	Cayman Islands — 25.5%
1,774	Alibaba Group Holding Ltd., ADR (d)	201,668
14,873	ANTA Sports Products Ltd.	182,719
1,214	Baidu, Inc., ADR (d)	180,558
3,037	JD.com, Inc., ADR	195,036
12,717	KE Holdings, Inc., ADR (d)	228,270
17,612	Kuaishou Technology (b) (c) (d)	196,168
6,797	Li Auto, Inc., ADR (d)	260,393
21,937	Li Ning Co., Ltd.	203,245
7,192	Meituan, Class B (b) (c) (d)	177,994
1,643	NetEase, Inc., ADR	153,391
9,799	NIO, Inc., ADR (d)	212,834
44,727	NU Holdings Ltd., Class A (d) (e)	167,279
11,094	Pagseguro Digital Ltd., Class A (d)	113,603
3,384	Pinduoduo, Inc., ADR (d)	209,131
16,973	StoneCo., Ltd., Class A (d)	130,692
3,730	Tencent Holdings Ltd.	168,465
7,725	Trip.com Group Ltd., ADR (d)	212,051
22,893	Wuxi Biologics Cayman, Inc. (b) (c) (d)	209,476
110,113	Xiaomi Corp., Class B (b) (c) (d)	191,408
7,251	XPeng, Inc., ADR (d)	230,147
6,326	ZTO Express Cayman, Inc., ADR	173,649
		3,998,177

	China — 6.6%
424,000	Bank of China Ltd., Class H	169,129
4,653	BYD Co., Ltd., Class H	186,196

Shares	Description	Value
	Common Stocks (a) (Continued)
	China (Continued)
228,579	China Construction Bank Corp., Class H	$153,516
26,531	China Merchants Bank Co., Ltd., Class H	177,509
283,666	Industrial & Commercial Bank of China Ltd., Class H	168,461
26,770	Ping An Insurance (Group) Co. of China Ltd., Class H	182,008
		1,036,819

	India — 17.2%
6,414	Dr. Reddy’s Laboratories Ltd., ADR	355,272
6,167	HDFC Bank Ltd., ADR	338,938
18,443	ICICI Bank Ltd., ADR	327,179
18,824	Infosys Ltd., ADR	348,432
5,283	Reliance Industries Ltd., GDR (b)	343,659
5,987	State Bank of India, GDR (c)	348,443
12,457	Tata Motors Ltd., ADR (d) (e)	322,263
59,368	Wipro Ltd., ADR	315,244
		2,699,430

	Jersey — 2.3%
4,879	WNS (Holdings) Ltd., ADR (d)	364,169

	Mauritius — 3.8%
23,891	Azure Power Global Ltd. (d) (e)	272,357
12,835	MakeMyTrip Ltd. (d)	329,603
		601,960

	South Korea — 21.1%
1,314	Celltrion, Inc.	180,645
10,160	Doosan Enerbility Co., Ltd. (d)	151,805
1,668	Ecopro BM Co., Ltd.	145,809
913	HYBE Co., Ltd. (d)	102,312
1,113	Hyundai Motor Co.	154,726
2,480	Kakao Corp.	133,512
5,186	KakaoBank Corp. (d)	120,823
3,491	KB Financial Group, Inc.	129,461
2,460	Kia Corp.	146,456
812	Krafton, Inc. (d)	136,959
812	L&F Co., Ltd. (d)	131,331
360	LG Chem Ltd.	143,068
2,008	LG Electronics, Inc.	136,557
548	LG Innotek Co., Ltd.	144,555
732	NAVER Corp.	135,305
463	NCSoft Corp.	124,629
730	POSCO Holdings, Inc.	129,594
1,365	Samsung Electro-Mechanics Co., Ltd.	137,194
3,128	Samsung Electronics Co., Ltd.	137,320
367	Samsung SDI Co., Ltd.	150,373
4,217	SD Biosensor, Inc.	126,179
1,556	SK Bioscience Co., Ltd. (d)	120,439
1,952	SK Hynix, Inc.	136,808

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
978	SK Innovation Co., Ltd. (f)	$144,621
		3,300,481

	United Kingdom — 2.1%
50,717	ReNew Energy Global PLC, Class A (d)	328,139

	United States — 2.2%
12,614	Coupang, Inc. (d)	160,828
3,749	Yum China Holdings, Inc.	181,827
		342,655

	Total Common Stocks — 99.6%	15,622,899
	(Cost $18,045,211)

	Money Market Funds — 2.3%
358,111	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (g) (h)	358,111
	(Cost $358,111)

Principal Value	Description	Value
	Repurchase Agreements — 2.1%
$336,796	BNP Paribas S.A., 1.44% (g), dated 06/30/22, due 07/01/22, with a maturity value of $336,810. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 05/31/28. The value of the collateral including accrued interest is $344,240. (h)	336,796
	(Cost $336,796)

	Total Investments — 104.0%	16,317,806
	(Cost $18,740,118)
	Net Other Assets and Liabilities — (4.0)%	(638,468)
	Net Assets — 100.0%	$15,679,338

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $671,866 and the total value of the collateral held by the Fund is $694,907.
(f)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (October 1, 2021 to June 30, 2022), the Fund received 16 PIK shares of SK Innovation Co., Ltd.
(g)	Rate shown reflects yield as of June 30, 2022.
(h)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	25.2%
Financials	18.9
Information Technology	14.7
Communication Services	8.5
Health Care	8.0
Utilities	5.9
Materials	5.0
Industrials	4.9
Energy	4.8
Consumer Staples	2.6
Real Estate	1.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	51.4%
South Korean Won	20.2
Hong Kong Dollar	14.5
Brazilian Real	13.9
Total	100.0%

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$15,622,899	$15,622,899	$—	$—
Money Market Funds	358,111	358,111	—	—
Repurchase Agreements	336,796	—	336,796	—
Total Investments	$16,317,806	$15,981,010	$336,796	$—

* See Portfolio of Investments for country breakout.

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.4%
	Australia — 0.6%
1,272,008	Telstra Corp., Ltd.	$3,380,315

	Brazil — 0.6%
368,505	Telefonica Brasil S.A., ADR (b)	3,338,655

	Canada — 1.7%
65,299	BCE, Inc.	3,209,655
71,502	Rogers Communications, Inc., Class B	3,426,230
143,911	TELUS Corp.	3,205,351
		9,841,236

	Cayman Islands — 2.9%
250,590	GDS Holdings Ltd., ADR (b) (c)	8,367,200
5,070,613	Xiaomi Corp., Class B (c) (d) (e)	8,814,187
		17,181,387

	China — 2.8%
65,010,197	China Tower Corp., Ltd., Class H (d) (e)	8,367,780
3,637,159	ZTE Corp., Class H	8,473,170
		16,840,950

	Finland — 2.6%
139,237	Elisa OYJ	7,823,910
1,622,372	Nokia OYJ, ADR	7,479,135
		15,303,045

	France — 0.6%
302,575	Orange S.A.	3,557,691

	Germany — 2.3%
176,913	Deutsche Telekom AG	3,512,527
268,359	Infineon Technologies AG	6,493,554
1,205,406	Telefonica Deutschland Holding AG	3,461,197
		13,467,278

	Guernsey — 1.3%
93,397	Amdocs Ltd.	7,780,904

	Hong Kong — 1.3%
8,000,172	Lenovo Group Ltd.	7,473,271

	India — 6.7%
402,064	Bharti Airtel Ltd. (c)	3,487,211
594,814	HCL Technologies Ltd.	7,330,434
416,765	Infosys Ltd., ADR	7,714,320
178,533	Tata Consultancy Services Ltd.	7,385,927
537,375	Tech Mahindra Ltd.	6,804,584
1,335,909	Wipro Ltd., ADR	7,093,677
		39,816,153

	Italy — 1.8%
725,018	Infrastrutture Wireless Italiane S.p.A. (d) (e)	7,357,766

Shares	Description	Value
	Common Stocks (a) (Continued)
	Italy (Continued)
12,062,900	Telecom Italia S.p.A. (c)	$3,156,550
		10,514,316

	Japan — 10.6%
55,632	Fujitsu Ltd.	6,956,050
104,648	KDDI Corp.	3,308,043
139,471	Kyocera Corp.	7,458,738
711,065	Mitsubishi Electric Corp.	7,604,329
198,559	NEC Corp.	7,712,308
269,266	Nippon Telegraph & Telephone Corp.	7,731,871
727,659	Renesas Electronics Corp. (c)	6,612,644
717,498	SoftBank Corp.	7,966,618
85,876	Sony Group Corp.	7,022,363
		62,372,964

	Malaysia — 0.6%
4,756,855	DiGi.Com Bhd	3,777,423

	Mexico — 0.6%
3,519,723	America Movil SAB de CV, Series L	3,602,074

	Netherlands — 2.8%
991,403	Koninklijke KPN N.V.	3,533,452
42,714	NXP Semiconductors N.V.	6,322,954
205,192	STMicroelectronics N.V.	6,447,730
		16,304,136

	New Zealand — 0.6%
1,135,220	Spark New Zealand Ltd.	3,403,214

	Norway — 0.6%
260,510	Telenor ASA	3,464,756

	Philippines — 0.5%
77,155	Globe Telecom, Inc.	3,182,460

	Qatar — 0.6%
1,623,024	Ooredoo QPSC	3,431,670

	Russia — 0.0%
755,018	Mobile TeleSystems PJSC, ADR (f) (g) (h)	103,951

	Singapore — 0.6%
1,899,652	Singapore Telecommunications Ltd.	3,459,382

	South Africa — 1.0%
367,826	MTN Group Ltd.	2,985,339
395,460	Vodacom Group Ltd.	3,187,502
		6,172,841

	South Korea — 4.5%
233,794	KT Corp., ADR	3,263,764
96,485	LG Electronics, Inc.	6,561,634
151,681	Samsung Electronics Co., Ltd.	6,658,824
68,438	Samsung SDS Co., Ltd.	6,852,233

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
79,052	SK Telecom Co., Ltd.	$3,165,977
		26,502,432

	Spain — 1.1%
79,734	Cellnex Telecom S.A. (d) (e)	3,094,138
720,386	Telefonica S.A.	3,670,478
		6,764,616

	Sweden — 2.3%
288,154	Tele2 AB, Class B	3,281,599
956,334	Telefonaktiebolaget LM Ericsson, Class B	7,130,144
875,038	Telia Co., AB	3,351,401
		13,763,144

	Switzerland — 0.6%
6,183	Swisscom AG	3,415,822

	Taiwan — 9.2%
658,462	Advantech Co., Ltd.	7,662,329
2,213,673	ASE Technology Holding Co., Ltd.	5,688,016
819,879	Chunghwa Telecom Co., Ltd.	3,364,059
989,089	Delta Electronics, Inc.	7,368,228
1,272,233	Far EasTone Telecommunications Co., Ltd.	3,577,065
251,557	MediaTek, Inc.	5,507,714
2,162,195	Taiwan Mobile Co., Ltd.	7,853,669
86,611	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	7,080,449
4,487,181	United Microelectronics Corp.	5,908,256
		54,009,785

	Thailand — 0.5%
568,900	Advanced Info Service PCL	3,129,714

	United Arab Emirates — 0.6%
464,057	Emirates Telecommunications Group Co. PJSC	3,297,457

	United Kingdom — 1.9%
3,461,643	BT Group PLC	7,850,419
2,213,131	Vodafone Group PLC	3,412,278
		11,262,697

	United States — 35.0%
79,641	Advanced Micro Devices, Inc. (c)	6,090,147
30,241	American Tower Corp.	7,729,297
48,689	Analog Devices, Inc.	7,112,976
55,163	Apple, Inc.	7,541,885
79,955	Arista Networks, Inc. (c)	7,494,982
167,487	AT&T, Inc.	3,510,528
14,146	Broadcom, Inc.	6,872,268
168,275	Ciena Corp. (c)	7,690,168
177,779	Cisco Systems, Inc.	7,580,497
43,806	Crown Castle International Corp.	7,376,054
59,064	Digital Realty Trust, Inc.	7,668,279

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
11,950	Equinix, Inc.	$7,851,389
48,574	F5, Inc. (c)	7,433,765
536,003	Hewlett Packard Enterprise Co.	7,107,400
196,663	Intel Corp.	7,357,163
57,034	International Business Machines Corp.	8,052,631
266,006	Juniper Networks, Inc.	7,581,171
54,696	Keysight Technologies, Inc. (c)	7,539,844
93,052	Lumentum Holdings, Inc. (c)	7,390,190
139,317	Marvell Technology, Inc.	6,064,469
118,093	Microchip Technology, Inc.	6,858,841
119,184	Micron Technology, Inc.	6,588,492
43,599	NVIDIA Corp.	6,609,172
74,845	Qorvo, Inc. (c)	7,059,380
57,555	QUALCOMM, Inc.	7,352,076
23,584	SBA Communications Corp.	7,548,059
76,046	Skyworks Solutions, Inc.	7,044,901
26,290	T-Mobile US, Inc. (c)	3,537,057
68,651	Verizon Communications, Inc.	3,484,038
61,928	VMware, Inc., Class A	7,058,553
		206,185,672

	Total Common Stocks — 99.4%	586,101,411
	(Cost $630,696,336)

	Money Market Funds — 1.0%
5,574,289	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (i) (j)	5,574,289
	(Cost $5,574,289)

Principal Value	Description	Value
	Repurchase Agreements — 0.9%
$5,242,516	BNP Paribas S.A., 1.44% (i), dated 06/30/22, due 07/01/22, with a maturity value of $5,242,726. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 05/31/28. The value of the collateral including accrued interest is $5,358,380. (j)	5,242,516
	(Cost $5,242,516)

	Total Investments — 101.3%	596,918,216
	(Cost $641,513,141)
	Net Other Assets and Liabilities — (1.3)%	(7,509,097)
	Net Assets — 100.0%	$589,409,119

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $10,646,493 and the total value of the collateral held by the Fund is $10,816,805.
(c)	Non-income producing security.
(d)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $103,951 or 0.0% of net assets.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(i)	Rate shown reflects yield as of June 30, 2022.
(j)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Information Technology	59.7%
Communication Services	30.2
Real Estate	6.5
Consumer Discretionary	2.3
Industrials	1.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	46.2%
Japanese Yen	10.4
Euro	8.7
New Taiwan Dollar	7.9
Hong Kong Dollar	5.5
Indian Rupee	4.2
South Korean Won	3.9
Swedish Krona	2.3
British Pound Sterling	1.9
Canadian Dollar	1.6
South African Rand	1.0
Malaysian Ringgit	0.6
Mexican Peso	0.6
Norwegian Krone	0.6
Singapore Dollar	0.6
Qatar Riyal	0.6
Swiss Franc	0.6
New Zealand Dollar	0.6
Australian Dollar	0.6
United Arab Emirates Dirham	0.6
Philippine Peso	0.5
Thai Baht	0.5
Total	100.0%

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$103,951	$—	$—	$103,951
Thailand	3,129,714	—	3,129,714	—
Other Country Categories*	582,867,746	582,867,746	—	—
Money Market Funds	5,574,289	5,574,289	—	—
Repurchase Agreements	5,242,516	—	5,242,516	—
Total Investments	$596,918,216	$588,442,035	$8,372,230	$103,951

* See Portfolio of Investments for country breakout.

Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust S-Network Future Vehicles & Technology ETF (CARZ)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Australia — 1.3%
32,955	Allkem Ltd. (b)	$234,524
347,454	Nickel Industries Ltd.	233,834
130,699	Pilbara Minerals Ltd. (b)	206,592
		674,950

	Austria — 0.4%
24,747	ams-OSRAM AG (b)	222,882

	Belgium — 0.5%
3,405	Solvay S.A.	275,900

	Canada — 1.0%
9,559	First Quantum Minerals Ltd.	181,348
40,712	Lion Electric (The) Co. (b) (c)	171,398
9,407	Lithium Americas Corp. (b) (c)	189,499
		542,245

	Cayman Islands — 6.0%
3,363	Ambarella, Inc. (b)	220,142
2,325	Baidu, Inc., ADR (b)	345,797
208,464	Geely Automobile Holdings Ltd.	473,951
32,295	Himax Technologies, Inc., ADR (c)	241,567
11,956	Li Auto, Inc., ADR (b)	458,034
15,497	NIO, Inc., ADR (b)	336,595
31,774	Niu Technologies, ADR (b)	273,256
11,209	XPeng, Inc., ADR (b)	355,774
200,815	Yadea Group Holdings Ltd. (d) (e)	393,093
		3,098,209

	Chile — 0.6%
3,684	Sociedad Quimica y Minera de Chile S.A., ADR	307,725

	China — 3.6%
18,156	BYD Co., Ltd., Class H	726,536
31,554	Ganfeng Lithium Co., Ltd., Class H (d) (e)	347,236
207,074	Great Wall Motor Co., Ltd., Class H	425,928
397,858	Guangzhou Automobile Group Co., Ltd., Class H	384,838
		1,884,538

	Germany — 4.3%
3,822	Bayerische Motoren Werke AG	294,228
4,569	Continental AG	318,409
10,495	Infineon Technologies AG	253,950
6,061	Mercedes-Benz Group AG	350,738
3,475	Porsche Automobil Holding SE (Preference Shares)	229,861
3,833	Volkswagen AG (Preference Shares)	511,822
1,855	Wacker Chemie AG	267,488
		2,226,496

	India — 0.5%
10,798	Tata Motors Ltd., ADR (b) (c)	279,344

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan — 8.9%
10,100	Aisin Corp.	$312,647
5,400	Denso Corp.	286,875
12,164	Honda Motor Co., Ltd.	295,224
76,809	Nissan Motor Co., Ltd.	299,016
34,500	Panasonic Holdings Corp.	278,812
29,600	Renesas Electronics Corp. (b)	268,992
21,510	Subaru Corp.	382,307
162,260	Toyota Motor Corp.	2,511,395
		4,635,268

	Jersey — 0.5%
2,863	Aptiv PLC (b)	255,007

	Netherlands — 2.1%
3,230	Alfen Beheer BV (b) (d) (e)	298,412
1,825	NXP Semiconductors N.V.	270,155
21,361	Stellantis N.V.	263,968
8,206	STMicroelectronics N.V.	257,856
7,107	Yandex N.V., Class A (b) (f) (g) (h)	3,370
		1,093,761

	South Korea — 8.5%
3,788	Ecopro BM Co., Ltd.	331,129
2,159	Hyundai Motor Co.	300,138
3,858	Iljin Materials Co., Ltd.	207,400
5,078	Kia Corp.	302,318
744	LG Chem Ltd.	295,675
2,705	LX Semicon Co., Ltd. (c)	199,583
51,015	Samsung Electronics Co., Ltd.	2,239,568
661	Samsung SDI Co., Ltd.	270,835
3,212	SK IE Technology Co., Ltd. (b) (d) (e)	242,681
		4,389,327

	Sweden — 0.6%
19,162	Volvo AB, Class B	296,672

	Taiwan — 5.0%
60,706	Coremax Corp.	260,313
28,250	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,309,437
		2,569,750

	United States — 56.0%
27,378	Advanced Micro Devices, Inc. (b)	2,093,596
1,489	Albemarle Corp.	311,171
12,417	Allegro MicroSystems, Inc. (b)	256,908
1,045	Alphabet, Inc., Class A (b)	2,277,327
3,573	Analog Devices, Inc.	521,980
16,496	Apple, Inc.	2,255,333
4,283	Autoliv, Inc.	306,534
12,154	Blink Charging Co. (b) (c)	200,906
8,682	BorgWarner, Inc.	289,718
9,266	Cerence, Inc. (b)	233,781
17,726	ChargePoint Holdings, Inc. (b) (c)	242,669
4,001	Cirrus Logic, Inc. (b)	290,233

First Trust S-Network Future Vehicles & Technology ETF (CARZ)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
1,609	Cummins, Inc.	$311,390
24,669	EVgo, Inc. (b) (c)	148,261
26,895	Ford Motor Co.	299,341
9,426	General Motors Co. (b)	299,370
11,486	Gentex Corp.	321,263
43,222	indie Semiconductor, Inc., Class A (b) (c)	246,365
59,707	Intel Corp.	2,233,639
2,504	Lear Corp.	315,229
12,422	Livent Corp. (b)	281,855
21,896	Luminar Technologies, Inc. (b) (c)	129,843
4,979	Marvell Technology, Inc.	216,736
6,452	MaxLinear, Inc. (b)	219,239
4,627	Microchip Technology, Inc.	268,736
7,244	Micron Technology, Inc.	400,448
9,423	Microsoft Corp.	2,420,109
56,343	Microvast Holdings, Inc. (b)	125,081
11,730	NVIDIA Corp.	1,778,151
5,833	ON Semiconductor Corp. (b)	293,458
71,063	Ouster, Inc. (b) (c)	115,122
11,549	Plug Power, Inc. (b)	191,367
46,606	Proterra, Inc. (b)	216,252
2,760	Qorvo, Inc. (b)	260,323
20,397	QUALCOMM, Inc.	2,605,513
11,617	Rambus, Inc. (b)	249,649
2,240	Silicon Laboratories, Inc. (b)	314,093
1,575	SiTime Corp. (b)	256,772
2,564	Skyworks Solutions, Inc.	237,529
1,872	Synaptics, Inc. (b)	220,990
2,686	Tesla, Inc. (b)	1,808,806
15,989	Texas Instruments, Inc.	2,456,710
139,611	Velodyne Lidar, Inc. (b) (c)	133,356
74,066	Workhorse Group, Inc. (b) (c)	192,572
19,610	Xperi Holding Corp.	282,972
		29,130,696

	Total Common Stocks — 99.8%	51,882,770
	(Cost $64,838,278)

	Money Market Funds — 2.1%
1,076,087	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (i) (j)	1,076,087
	(Cost $1,076,087)

Principal Value	Description	Value
	Repurchase Agreements — 1.9%
$1,012,041	BNP Paribas S.A, 1.44% (i), dated 06/30/22, due 07/01/22, with a maturity value of $1,012,081. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 05/31/28. The value of the collateral including accrued interest is $1,034,407. (j)	$1,012,041
	(Cost $1,012,041)

	Total Investments — 103.8%	53,970,898
	(Cost $66,926,406)
	Net Other Assets and Liabilities — (3.8)%	(1,987,586)
	Net Assets — 100.0%	$51,983,312

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,984,391 and the total value of the collateral held by the Fund is $2,088,128.
(d)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $3,370 or 0.0% of net assets.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(i)	Rate shown reflects yield as of June 30, 2022.
(j)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Information Technology	53.6%
Consumer Discretionary	29.7
Materials	7.0
Communication Services	5.1
Industrials	4.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	68.6%
Japanese Yen	8.6
South Korean Won	8.1
Euro	6.2
Hong Kong Dollar	5.1
Australian Dollar	1.3
Canadian Dollar	0.7
Swedish Krona	0.5
New Taiwan Dollar	0.5
Swiss Franc	0.4
Total	100.0%

First Trust S-Network Future Vehicles & Technology ETF (CARZ)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$1,093,761	$1,090,391	$—	$3,370
Other Country Categories*	50,789,009	50,789,009	—	—
Money Market Funds	1,076,087	1,076,087	—	—
Repurchase Agreements	1,012,041	—	1,012,041	—
Total Investments	$53,970,898	$52,955,487	$1,012,041	$3,370

* See Portfolio of Investments for country breakout.

Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	Canada — 2.0%
502,555	Open Text Corp.	$19,016,681
1,648,284	Shopify, Inc., Class A (b)	51,492,392
		70,509,073

	Cayman Islands — 4.2%
1,287,454	Alibaba Group Holding Ltd., ADR (b)	146,357,771

	Germany — 1.1%
412,859	SAP SE, ADR (c)	37,454,568

	Israel — 1.2%
654,181	Wix.com Ltd. (b)	42,881,565

	Netherlands — 0.7%
334,305	Elastic N.V. (b)	22,622,419

	United Kingdom — 1.9%
348,689	Atlassian Corp. PLC, Class A (b)	65,344,319

	United States — 88.8%
148,456	Adobe, Inc. (b)	54,343,803
815,909	Akamai Technologies, Inc. (b)	74,516,969
54,349	Alphabet, Inc., Class A (b)	118,440,602
1,028,698	Amazon.com, Inc. (b)	109,258,015
205,731	Appfolio, Inc., Class A (b)	18,647,458
862,884	Appian Corp. (b)	40,866,186
1,622,404	AppLovin Corp., Class A (b)	55,875,594
1,209,028	Arista Networks, Inc. (b)	113,334,285
948,016	Asana, Inc., Class A (b)	16,666,121
243,417	Avalara, Inc. (b)	17,185,240
323,801	Blackbaud, Inc. (b)	18,803,124
281,477	Blackline, Inc. (b)	18,746,368
789,351	Box, Inc., Class A (b)	19,844,284
1,829,962	Cisco Systems, Inc.	78,029,580
1,472,136	Cloudflare, Inc., Class A (b)	64,405,950
2,926,163	Confluent, Inc., Class A (b)	68,004,028
1,453,450	Couchbase, Inc. (b) (c)	23,865,649
299,606	Coupa Software, Inc. (b)	17,107,503
128,820	Crowdstrike Holdings, Inc., Class A (b)	21,713,899
216,061	Datadog, Inc., Class A (b)	20,577,650
2,531,418	DigitalOcean Holdings, Inc. (b) (c)	104,699,449
245,622	DocuSign, Inc. (b)	14,093,790
1,292,968	Domo, Inc., Class B (b)	35,944,510
988,958	Dropbox, Inc., Class A (b)	20,758,228
498,909	Everbridge, Inc. (b)	13,914,572
4,737,915	Fastly, Inc., Class A (b)	55,007,193
1,765,555	HashiCorp, Inc., Class A (b) (c)	51,977,939
3,963,448	Hewlett Packard Enterprise Co.	52,555,320
183,094	HubSpot, Inc. (b)	55,047,211
890,662	International Business Machines Corp.	125,752,568
49,730	Intuit, Inc.	19,167,931
8,419,093	Lumen Technologies, Inc.	91,852,305
454,848	Microsoft Corp.	116,818,612

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
233,593	MicroStrategy, Inc., Class A (b) (c)	$38,379,330
434,531	MongoDB, Inc. (b)	112,760,795
859,344	NetApp, Inc.	56,063,603
1,719,402	Oracle Corp.	120,134,618
40,993	Palo Alto Networks, Inc. (b)	20,248,082
72,485	Paycom Software, Inc. (b)	20,304,498
117,869	Paylocity Holding Corp. (b)	20,558,711
5,211,111	Pure Storage, Inc., Class A (b)	133,977,664
390,857	Q2 Holdings, Inc. (b)	15,075,355
1,451,403	Qualtrics International, Inc., Class A (b)	18,157,052
157,716	Qualys, Inc. (b)	19,894,296
13,397,572	Rackspace Technology, Inc. (b) (c)	96,060,591
979,252	RingCentral, Inc., Class A (b)	51,175,710
385,859	Salesforce, Inc. (b)	63,682,169
132,266	ServiceNow, Inc. (b)	62,895,128
578,116	Smartsheet, Inc., Class A (b)	18,170,186
161,457	Snowflake, Inc., Class A (b)	22,452,210
602,866	Splunk, Inc. (b)	53,329,526
404,673	Sprout Social, Inc., Class A (b)	23,499,361
1,269,084	Toast, Inc., Class A (b) (c)	16,421,947
395,963	Trade Desk (The), Inc., Class A (b)	16,586,890
587,903	Twilio, Inc., Class A (b)	49,272,150
121,046	Veeva Systems, Inc., Class A (b)	23,971,950
965,337	VMware, Inc., Class A	110,029,111
131,860	Workday, Inc., Class A (b)	18,405,019
846,868	Workiva, Inc. (b)	55,884,819
225,369	Zendesk, Inc. (b)	16,693,082
191,810	Zoom Video Communications, Inc., Class A (b)	20,709,726
134,629	Zscaler, Inc. (b)	20,128,382
2,032,541	Zuora, Inc., Class A (b)	18,191,242
		3,060,935,139

	Total Common Stocks — 99.9%	3,446,104,854
	(Cost $4,610,274,244)

	Money Market Funds — 1.8%
61,280,465	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (d) (e)	61,280,465
	(Cost $61,280,465)

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 1.7%
$57,633,156	BNP Paribas S.A., 1.44% (d), dated 06/30/22, due 07/01/22, with a maturity value of $57,635,461. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 05/31/28. The value of the collateral including accrued interest is $58,906,898. (e)	$57,633,156
	(Cost $57,633,156)

	Total Investments — 103.4%	3,565,018,475
	(Cost $4,729,187,865)
	Net Other Assets and Liabilities — (3.4)%	(116,552,514)
	Net Assets — 100.0%	$3,448,465,961

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $111,955,370 and the total value of the collateral held by the Fund is $118,913,621.
(d)	Rate shown reflects yield as of June 30, 2022.
(e)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Information Technology	85.8%
Consumer Discretionary	7.4
Communication Services	6.1
Health Care	0.7
Total	100.0%

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,446,104,854	$3,446,104,854	$—	$—
Money Market Funds	61,280,465	61,280,465	—	—
Repurchase Agreements	57,633,156	—	57,633,156	—
Total Investments	$3,565,018,475	$3,507,385,319	$57,633,156	$—

* See Portfolio of Investments for country breakout.

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 97.8%
	Australia — 1.3%
1,652,003	Lottery (The) Corp. (b)	$5,154,135

	Bermuda — 0.2%
508,945	AutoStore Holdings Ltd. (b) (c) (d)	723,396

	Brazil — 0.7%
999,921	Sendas Distribuidora S.A.	2,730,297

	Canada — 5.4%
86,015	Definity Financial Corp.	2,223,212
130,580	Intact Financial Corp.	18,418,354
10,719	Stelco Holdings, Inc.	267,975
		20,909,541

	Cayman Islands — 26.0%
218,977	Dlocal Ltd. (b)	5,748,146
1,078,838	Jiumaojiu International Holdings Ltd. (c) (d) (e)	2,866,617
64,563	Kanzhun Ltd., ADR (b)	1,696,716
3,170,882	Kuaishou Technology (b) (c) (d)	35,318,230
616,601	Li Auto, Inc., ADR (b)	23,621,984
917,964	Meituan, Class B (b) (c) (d)	22,718,638
487,462	NetEase, Inc.	8,951,837
		100,922,168

	Germany — 8.4%
36,072	BioNTech SE, ADR	5,378,335
610,810	Daimler Truck Holding AG (b)	15,944,917
167,446	Siemens Healthineers AG (c) (d)	8,508,820
164,939	Synlab AG	2,871,014
		32,703,086

	Indonesia — 5.9%
879,053,148	GoTo Gojek Tokopedia Tbk PT (b)	22,894,621

	Ireland — 1.7%
12,070	ICON PLC (b)	2,615,569
123,464	nVent Electric PLC	3,868,127
		6,483,696

	Japan — 19.4%
1,362,700	Astellas Pharma, Inc.	21,241,970
47,700	Dexerials Corp.	1,270,898
3,553,217	SoftBank Corp.	39,452,546
330,293	Takeda Pharmaceutical Co., Ltd., ADR	4,637,314
288,600	TDK Corp.	8,912,397
		75,515,125

	Luxembourg — 0.6%
1,066,485	Samsonite International S.A. (b) (c) (d)	2,122,967

	Netherlands — 7.3%
4,595	Adyen N.V. (b) (c) (d)	6,683,706
16,144	Alfen Beheer BV (b) (c) (d)	1,491,506

Shares	Description	Value
	Common Stocks (a) (Continued)
	Netherlands (Continued)
283,482	Prosus N.V.	$18,561,322
133,469	Technip Energies N.V.	1,663,747
		28,400,281

	Norway — 0.4%
370,576	Var Energi AS	1,454,320

	Saudi Arabia — 8.8%
108,358	ACWA Power Co. (a)	4,314,566
51,872	Dr. Sulaiman Al Habib Medical Services Group Co.	2,679,245
11,858	Elm Co.	805,893
2,445,444	Saudi Arabian Oil Co. (c) (d)	25,288,033
17,787	Saudi Tadawul Group Holding Co.	895,963
		33,983,700

	South Korea — 0.9%
13,175	Hyundai Heavy Industries Co., Ltd. (b)	1,451,036
76,144	Shinhan Financial Group Co., Ltd.	2,172,778
		3,623,814

	Spain — 2.4%
244,376	Corp ACCIONA Energias Renovables S.A.	9,419,171

	Sweden — 5.5%
37,113	Nordnet AB publ	485,057
227,948	Swedish Orphan Biovitrum AB (b)	4,928,967
102,842	Tele2 AB, Class B	1,171,201
2,211,450	Volvo Car AB, Class B (b)	14,691,477
		21,276,702

	Switzerland — 0.3%
56,746	SIG Group AG	1,249,464

	Thailand — 1.5%
23,751,400	Asset World Corp. PCL	3,278,372
1,741,900	Gulf Energy Development PCL (d)	2,291,001
445,800	Osotspa PCL (d)	431,867
		6,001,240

	United Arab Emirates — 0.4%
1,232,271	Fertiglobe PLC	1,613,684

	United Kingdom — 0.1%
103,874	Darktrace PLC (b)	372,509

	United States — 0.6%
8,221	SolarEdge Technologies, Inc. (b)	2,249,923
	Total Common Stocks — 97.8%	379,803,840
	(Cost $390,008,106)

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Shares	Description	Value
	Money Market Funds — 0.3%
1,273,187	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (f) (g)	$1,273,187
	(Cost $1,273,187)

Principal Value	Description	Value
	Repurchase Agreements — 0.3%
$1,197,410	BNP Paribas S.A., 1.44% (f), dated 06/30/22, due 07/01/22, with a maturity value of $1,197,457. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 05/31/28. The value of the collateral including accrued interest is $1,223,873. (g)	1,197,410
	(Cost $1,197,410)

	Total Investments — 98.4%	382,274,437
	(Cost $392,478,703)
	Net Other Assets and Liabilities — 1.6%	6,326,916
	Net Assets — 100.0%	$388,601,353

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,344,538 and the total value of the collateral held by the Fund is $2,470,597.
(f)	Rate shown reflects yield as of June 30, 2022.
(g)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	30.5%
Communication Services	22.8
Health Care	13.9
Energy	7.5
Information Technology	6.9
Financials	6.4
Industrials	6.2
Utilities	4.2
Consumer Staples	0.8
Materials	0.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	18.8%
Japanese Yen	18.5
Euro	17.0
United States Dollar	13.7
Saudi Riyal	8.9
Indonesian Rupiah	6.0
Swedish Krona	5.6
Canadian Dollar	5.5
Thai Baht	1.6
Australian Dollar	1.4
South Korean Won	0.9
Brazilian Real	0.7
Norwegian Krone	0.6
United Arab Emirates Dirham	0.4
Swiss Franc	0.3
British Pound Sterling	0.1
Total	100.0%

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/22	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$6,001,240	$3,710,239	$2,291,001	$—
Other Country Categories*	373,802,600	373,802,600	—	—
Money Market Funds	1,273,187	1,273,187	—	—
Repurchase Agreements	1,197,410	—	1,197,410	—
Total Investments	$382,274,437	$378,786,026	$3,488,411	$—

* See Portfolio of Investments for country breakout.

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Cayman Islands — 0.2%
1,230,463	Arqit Quantum, Inc. (b) (c)	$7,764,222

	France — 3.2%
1,303,124	Thales S.A.	159,845,180

	India — 3.0%
8,188,178	Infosys Ltd., ADR	151,563,175

	Israel — 6.3%
1,267,845	Check Point Software Technologies Ltd. (c)	154,398,164
1,090,589	CyberArk Software Ltd. (c)	139,551,768
824,288	Radware Ltd. (c)	17,862,321
		311,812,253

	Japan — 1.8%
1,813,173	Trend Micro, Inc.	88,467,020

	South Korea — 1.9%
1,413,683	Ahnlab, Inc.	94,071,327

	United Kingdom — 0.7%
10,330,039	Darktrace PLC (c)	37,045,241

	United States — 82.5%
2,500,956	A10 Networks, Inc.	35,963,747
1,569,501	Akamai Technologies, Inc. (c)	143,342,526
1,846,993	Booz Allen Hamilton Holding Corp.	166,894,287
7,040,282	Cisco Systems, Inc.	300,197,624
5,663,657	Cloudflare, Inc., Class A (c)	247,784,994
1,982,407	Crowdstrike Holdings, Inc., Class A (c)	334,154,524
972,661	F5, Inc. (c)	148,856,039
2,695,713	Fortinet, Inc. (c)	152,523,441
5,168,924	Juniper Networks, Inc.	147,314,334
2,277,887	KnowBe4, Inc., Class A (c)	35,580,595
1,517,534	Leidos Holdings, Inc.	152,830,849
871,348	ManTech International Corp., Class A	83,170,167
6,515,301	NortonLifeLock, Inc.	143,076,010
1,909,478	Okta, Inc. (c)	172,616,811
725,300	OneSpan, Inc. (c)	8,631,070
630,818	Palo Alto Networks, Inc. (c)	311,586,243
3,269,840	Ping Identity Holding Corp. (c)	59,314,898
806,048	Qualys, Inc. (c)	101,674,895
1,773,243	Rapid7, Inc. (c)	118,452,632
1,044,438	Ribbon Communications, Inc. (c)	3,175,091
882,928	Science Applications International Corp.	82,200,597
6,665,929	SentinelOne, Inc., Class A (c)	155,516,124
1,546,235	Splunk, Inc. (c)	136,779,948
1,777,598	Telos Corp. (c)	14,362,992
3,049,437	Tenable Holdings, Inc. (c)	138,474,934
3,414,108	Varonis Systems, Inc. (c)	100,101,647
908,523	VeriSign, Inc. (c)	152,023,154
1,237,954	VMware, Inc., Class A	141,101,997

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
2,071,760	Zscaler, Inc. (c)	$309,748,838
		4,097,451,008

	Total Common Stocks — 99.6%	4,948,019,426
	(Cost $5,474,585,384)

	Money Market Funds — 0.0%
1,552,115	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (d) (e)	1,552,115
	(Cost $1,552,115)

Principal Value	Description	Value
	Repurchase Agreements — 0.0%
$1,459,735	BNP Paribas S.A., 1.44% (d), dated 06/30/22, due 07/01/22, with a maturity value of $1,459,794. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 05/31/28. The value of the collateral including accrued interest is $1,491,997. (e)	1,459,735
	(Cost $1,459,735)

	Total Investments — 99.6%	4,951,031,276
	(Cost $5,477,597,234)
	Net Other Assets and Liabilities — 0.4%	16,336,719
	Net Assets — 100.0%	$4,967,367,995

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,305,178 and the total value of the collateral held by the Fund is $3,011,850. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On June 30, 2022, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, market movement from June 29 to June 30 reduced the collateral value below the value of the related securities loaned.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of June 30, 2022.
(e)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Information Technology	87.0%
Industrials	13.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	92.3%
Euro	3.2
South Korean Won	1.9
Japanese Yen	1.8
British Pound Sterling	0.8
Total	100.0%

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,948,019,426	$4,948,019,426	$—	$—
Money Market Funds	1,552,115	1,552,115	—	—
Repurchase Agreements	1,459,735	—	1,459,735	—
Total Investments	$4,951,031,276	$4,949,571,541	$1,459,735	$—

* See Portfolio of Investments for country breakout.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	Austria — 2.7%
968	ANDRITZ AG	$38,994
2,766	BAWAG Group AG (b) (c)	116,410
		155,404

	Belgium — 2.3%
6,828	Euronav N.V.	82,216
604	UCB S.A.	51,042
		133,258

	Bermuda — 5.5%
2,914	Arch Capital Group Ltd. (d)	132,558
79,796	AutoStore Holdings Ltd. (b) (c) (d)	113,419
8,006	BW Energy Ltd. (d)	20,775
15,515	Hafnia Ltd.	51,587
		318,339

	Cyprus — 0.0%
1,795	HeadHunter Group PLC, ADR (e) (f) (g)	675

	Denmark — 0.2%
726	Everfuel A/S (d)	3,973
155	Netcompany Group A/S (b) (c) (d)	8,469
		12,442

	Finland — 0.7%
1,724	Kempower OYJ (d)	21,026
1,276	Rovio Entertainment OYJ (b) (c)	8,819
367	TietoEVRY OYJ	9,061
		38,906

	France — 7.4%
2,709	Antin Infrastructure Partners S.A.	63,932
2,918	Euroapi S.A. (d)	46,034
1,185	La Francaise des Jeux SAEM (b) (c)	41,005
1,661	Neoen S.A. (b) (c)	62,594
591	OVH Groupe SAS (d)	10,715
343	Ramsay Generale de Sante S.A. (d)	8,088
1,963	Sanofi	198,184
		430,552

	Germany — 16.2%
1,131	BioNTech SE, ADR	168,632
7,661	Daimler Truck Holding AG (d)	199,987
2,490	Encavis AG	45,599
3,258	Hensoldt AG	82,283
4,375	Siemens Healthineers AG (b) (c)	222,317
6,896	Synlab AG	120,035
3,120	TeamViewer AG (b) (c) (d)	31,055
1,552	Traton SE	22,705
1,570	Vantage Towers AG	43,765

Shares	Description	Value
	Common Stocks (a) (Continued)
	Germany (Continued)
124	Vitesco Technologies Group AG (d)	$4,795
		941,173

	Ireland — 2.7%
17,707	Greencoat Renewables PLC (c)	21,989
252	ICON PLC (d)	54,608
2,581	nVent Electric PLC	80,863
		157,460

	Israel — 0.3%
372	ZIM Integrated Shipping Services Ltd.	17,570

	Italy — 2.7%
299	Intercos SpA (d)	3,929
12,572	Italgas S.p.A.	73,187
924	Stevanato Group S.p.A.	14,608
9,325	Technoprobe S.p.A. (d)	65,767
		157,491

	Jersey — 0.3%
604	Atotech Ltd. (d)	11,688
1,705	Yellow Cake PLC (b) (c) (d)	6,745
		18,433

	Luxembourg — 1.2%
931	Befesa S.A. (b) (c)	45,270
276	Shurgard Self Storage S.A.	12,856
525	SUSE S.A. (d)	11,917
		70,043

	Netherlands — 14.4%
48	Adyen N.V. (b) (c) (d)	69,819
675	Alfen Beheer BV (b) (c) (d)	62,362
550	Ebusco Holding N.V. (d)	13,187
177	IMCD N.V.	24,290
5,360	Iveco Group N.V. (d)	28,321
3,120	JDE Peet’s N.V.	88,803
6,449	Prosus N.V.	422,256
5,580	Technip Energies N.V.	69,557
2,814	Universal Music Group N.V.	56,425
		835,020

	Norway — 6.3%
272	Crayon Group Holding ASA (b) (c) (d)	3,458
14,882	Elkem ASA (b) (c)	47,412
5,920	Hoegh Autoliners ASA (d)	16,318
2,925	Norske Skog ASA (b) (d)	16,244
3,223	OKEA ASA	15,248
8,686	Telenor ASA	115,523
38,734	Var Energi ASA	152,011
		366,214

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Portugal — 0.6%
4,319	Greenvolt-Energias Renovaveis S.A. (d)	$33,267

	Spain — 3.5%
5,109	Corp ACCIONA Energias Renovables S.A.	196,920
8,238	Unicaja Banco S.A. (b) (c)	8,059
		204,979

	Sweden — 12.0%
2,032	BoneSupport Holding AB (b) (c) (d)	14,024
1,555	EQT AB	31,830
314	Hemnet Group AB	3,858
3,360	Karnov Group AB (d)	20,068
7,758	Nordnet AB publ	101,395
10,571	OX2 AB (d)	80,499
9,530	Swedish Orphan Biovitrum AB (d)	206,069
4,655	Synsam AB	27,121
2,150	Tele2 AB, Class B	24,485
27,738	Volvo Car AB, Class B (d)	184,274
		693,623

	Switzerland — 3.2%
1,521	Alcon, Inc.	106,238
1,941	On Holding AG, Class A (d)	34,336
103	PolyPeptide Group AG (b) (c)	7,035
1,186	SIG Group AG	26,114
310	Stadler Rail AG	10,086
		183,809

	United Kingdom — 15.0%
34,987	Airtel Africa PLC (b) (c)	57,581
374	Auction Technology Group PLC (d)	4,202
949	Biffa PLC (b) (c)	4,330
4,499	Big Technologies PLC (d)	12,323
29,936	BP PLC	141,501
2,555	Bridgepoint Group PLC (b) (c)	7,514
1,759	CareTech Holdings PLC	15,867
21,714	Darktrace PLC (d)	77,870
15,519	Dr. Martens PLC	44,848
1,243	Drax Group PLC	9,729
5,525	Energean PLC (d)	73,914
1,532	Finablr PLC (b) (d) (e) (f) (g)	0
136	Immunocore Holdings PLC, ADR (d)	5,074
39,805	M&G PLC	94,293
56,911	NatWest Group PLC	151,233
1,432	Ninety One PLC	3,446
2,554	Oxford Nanopore Technologies PLC (d)	8,596
2,179	Quilter PLC (b) (c)	2,719
19,238	Supermarket Income REIT PLC	27,985
14,916	Trainline PLC (b) (c) (d)	52,293

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom (Continued)
39,316	Vivo Energy PLC (b) (c)	$69,875
743	Watches of Switzerland Group PLC (b) (d)	6,955
		872,148

	United States — 2.7%
1,280	Playtika Holding Corp. (d)	16,947
516	SolarEdge Technologies, Inc. (d)	141,219
		158,166

	Total Investments — 99.9%	5,798,972
	(Cost $6,632,963)
	Net Other Assets and Liabilities — 0.1%	6,263
	Net Assets — 100.0%	$5,805,235

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $675 or 0.0% of net assets.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.

ADR	-	American Depositary Receipt

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Health Care	21.5%
Consumer Discretionary	15.4
Industrials	15.2
Financials	12.7
Energy	10.5
Information Technology	7.4
Utilities	7.3
Communication Services	6.0
Materials	1.7
Consumer Staples	1.6
Real Estate	0.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	48.9%
British Pound Sterling	15.1
Swedish Krona	12.0
United States Dollar	11.7
Norwegian Krone	9.6
Swiss Franc	2.6
Danish Krone	0.1
Total	100.0%

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cyprus	$675	$—	$—	$675
United Kingdom	872,148	872,148	—	—	**
Other Country Categories*	4,926,149	4,926,149	—	—
Total Common Stocks	$5,798,972	$5,798,297	$—	$675

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.2%
	Australia — 1.5%
2,025	REA Group Ltd.	$156,311
13,907	SEEK Ltd.	201,585
6,412	WiseTech Global Ltd.	167,520
		525,416

	Canada — 4.7%
3,332	Descartes Systems Group (The), Inc. (b)	207,060
44,870	Shopify, Inc., Class A (b)	1,402,013
		1,609,073

	Cayman Islands — 55.8%
30,759	Alibaba Group Holding Ltd., ADR (b)	3,496,683
11,145	Baidu, Inc., ADR (b)	1,657,596
8,742	Bilibili, Inc., ADR (b)	223,795
41,357	JD Health International, Inc. (b) (c) (d)	324,403
41,055	JD.com, Inc., ADR	2,636,552
59,158	Kuaishou Technology (b) (c) (d)	658,919
138,631	Meituan, Class B (b) (c) (d)	3,430,971
14,663	NetEase, Inc., ADR	1,368,938
17,389	Pinduoduo, Inc., ADR (b)	1,074,640
13,134	Sea Ltd., ADR (b)	878,139
73,751	Tencent Holdings Ltd.	3,330,957
		19,081,593

	Germany — 1.9%
7,500	Delivery Hero SE (b) (c) (d)	281,140
3,151	Scout24 SE (c) (d)	161,770
7,623	Zalando SE (b) (c) (d)	199,394
		642,304

	Ireland — 1.8%
6,009	Flutter Entertainment PLC (b)	607,550

	Isle of Man — 1.0%
23,117	Entain PLC (b)	350,347

	Israel — 0.4%
2,250	Wix.com Ltd. (b)	147,488

	Japan — 4.3%
16,100	CyberAgent, Inc.	160,312
16,772	M3, Inc.	481,849
18,382	Nexon Co., Ltd.	376,365
36,073	Rakuten Group, Inc.	162,711
101,476	Z Holdings Corp.	296,470
		1,477,707

	Luxembourg — 1.5%
5,457	Spotify Technology S.A. (b)	512,030

	Netherlands — 11.4%
1,066	Adyen N.V. (b) (c) (d)	1,550,562

Shares	Description	Value
	Common Stocks (a) (Continued)
	Netherlands (Continued)
5,997	Just Eat Takeaway.com N.V. (b) (c) (d)	$94,683
34,223	Prosus N.V.	2,240,792
15,088	Yandex N.V., Class A (b) (e) (f) (g)	7,154
		3,893,191

	New Zealand — 0.8%
5,113	Xero Ltd. (b)	271,611

	South Africa — 3.6%
8,557	Naspers Ltd., Class N	1,245,368

	South Korea — 5.6%
12,304	Kakao Corp.	662,392
5,802	NAVER Corp.	1,072,458
630	NCSoft Corp.	169,582
		1,904,432

	United Kingdom — 4.9%
5,619	Atlassian Corp. PLC, Class A (b)	1,053,001
38,077	Auto Trader Group PLC (c) (d)	257,249
16,959	IG Group Holdings PLC	142,548
34,405	Rightmove PLC	238,053
		1,690,851

	Total Investments — 99.2%	33,958,961
	(Cost $61,050,437)
	Net Other Assets and Liabilities — 0.8%	259,870
	Net Assets — 100.0%	$34,218,831

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $7,154 or 0.0% of net assets.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.

ADR	-	American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	47.6%
Communication Services	36.5
Information Technology	14.1
Health Care	1.4
Financials	0.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	38.4%
Hong Kong Dollar	22.8
Euro	15.1
South Korean Won	5.6
Canadian Dollar	4.7
Japanese Yen	4.4
South African Rand	3.7
British Pound Sterling	2.9
Australian Dollar	2.4
Total	100.0%

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$3,893,191	$3,886,037	$—	$7,154
Other Country Categories*	30,065,770	30,065,770	—	—
Total Investments	$33,958,961	$33,951,807	$—	$7,154

* See Portfolio of Investments for country breakout.

Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust Exchange-Traded Fund II

Additional Information

June 30, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

First Trust BICK Index Fund

First Trust Cloud Computing ETF

First Trust Global Engineering and Construction ETF

First Trust Nasdaq Cybersecurity ETF

Nasdaq®, ISE BICKTM Index, ISE CTA Cloud Computing IndexTM, ISE Global Engineering and ConstructionTM Index, and Nasdaq CTA Cybersecurity IndexTM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund

First Trust Global Wind Energy ETF

Nasdaq®, Clean Edge®, Nasdaq Clean Edge Smart Grid Infrastructure IndexTM, and ISE Clean Edge Global Wind Energy IndexTM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust Dow Jones Global Select Dividend Index Fund

First Trust Dow Jones International Internet ETF

Dow Jones Global Select Dividend Index and Dow Jones International Internet Index (“the Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones Indexes.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the “Fund”) has been developed solely by First Trust. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings, including FTSE International Limited (collectively, the “LSE Group”), European Public Real Estate Association (“EPRA”), or the National Association of Real Estate Investments Trusts (“Nareit”) (and together the “Licensor Parties”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE EPRA/NAREIT Developed Index (the “Index”) vest in the Licensor Parties. “FTSE®” and “FTSE Russell®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license. “Nareit®” is a trade mark of Nareit, “EPRA®” is a trademark of EPRA and all are used by the LSE Group under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The Licensor Parties do not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The Licensor Parties makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by First Trust.

First Trust Indxx Global Agriculture ETF

First Trust Indxx Global Natural Resources Income ETF

First Trust Indxx NextG ETF

Indxx, Indxx Global Agriculture Index, Indxx Global Natural Resources Income Index, and Indxx 5G & NextG Thematic IndexSM, (“Index”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust International Equity Opportunities ETF

First Trust IPOX® Europe Equity Opportunities ETF

IPOX®, IPOX® International Index, and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Funds. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.

First Trust STOXX® European Select Dividend Index Fund

The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.

First Trust S-Network Future Vehicles & Technology ETF

S-Network and S-Network Electric & Future Vehicle Ecosystem Index are service marks of S-Network Global Indexes, Inc. and have been licensed for use by First Trust. The Fund is not issued, sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. or its affiliates (collectively, “S-Network”). S-Network makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Biotechnology — 5.9%
544	Burning Rock Biotech Ltd., ADR (a)	$1,583
270	CareDx, Inc. (a)	5,800
890	Exact Sciences Corp. (a)	35,057
424	Myriad Genetics, Inc. (a)	7,704
596	Natera, Inc. (a)	21,122
264	Twist Bioscience Corp. (a)	9,230
306	Veracyte, Inc. (a)	6,089
		86,585

	Health Care Equipment & Supplies — 50.9%
244	ABIOMED, Inc. (a)	60,392
326	Align Technology, Inc. (a)	77,154
498	Alphatec Holdings, Inc. (a)	3,257
244	Axonics, Inc. (a)	13,828
718	Butterfly Network, Inc. (a)	2,204
1,608	Dexcom, Inc. (a)	119,844
132	Establishment Labs Holdings, Inc. (a)	7,178
596	Globus Medical, Inc., Class A (a)	33,459
1,172	Hologic, Inc. (a)	81,220
280	Insulet Corp. (a)	61,023
574	Intuitive Surgical, Inc. (a)	115,208
150	iRhythm Technologies, Inc. (a)	16,205
290	Masimo Corp. (a)	37,894
230	Meridian Bioscience, Inc. (a)	6,997
236	Outset Medical, Inc. (a)	3,507
186	Pulmonx Corp. (a)	2,738
158	QuidelOrtho Corp. (a)	15,354
338	ResMed, Inc.	70,855
294	Tandem Diabetes Care, Inc. (a)	17,402
		745,719

	Health Care Providers & Services — 5.4%
1,018	1Life Healthcare, Inc. (a)	7,981
358	Accolade, Inc. (a)	2,649
136	Castle Biosciences, Inc. (a)	2,985
2,010	Clover Health Investments Corp. (a)	4,301
118	Fulgent Genetics, Inc. (a)	6,435
566	Guardant Health, Inc. (a)	22,832
724	Hims & Hers Health, Inc. (a)	3,280
1,168	Invitae Corp. (a)	2,850
584	LifeStance Health Group, Inc. (a)	3,247
324	Privia Health Group, Inc. (a)	9,435
374	Progyny, Inc. (a)	10,865
948	Sema4 Holdings Corp. (a)	1,195
		78,055

	Health Care Technology — 11.7%
1,352	American Well Corp., Class A (a)	5,841
164	Definitive Healthcare Corp. (a)	3,760
530	Doximity, Inc., Class A (a)	18,455
538	GoodRx Holdings, Inc., Class A (a)	3,185
248	Health Catalyst, Inc. (a)	3,594
150	Inspire Medical Systems, Inc. (a)	27,400

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Technology (Continued)
342	Schrodinger, Inc. (a)	$9,032
840	Teladoc Health, Inc. (a)	27,896
364	Veeva Systems, Inc., Class A (a)	72,087
		171,250

	Life Sciences Tools & Services — 26.0%
442	10X Genomics, Inc., Class A (a)	20,000
812	Adaptive Biotechnologies Corp. (a)	6,569
486	Cytek Biosciences, Inc. (a)	5,215
510	Illumina, Inc. (a)	94,024
724	IQVIA Holdings, Inc. (a)	157,101
222	NanoString Technologies, Inc. (a)	2,819
626	NeoGenomics, Inc. (a)	5,102
742	Olink Holding AB, ADR (a)	11,278
994	Pacific Biosciences of California, Inc. (a)	4,393
1,436	QIAGEN N.V. (a)	67,779
182	Quanterix Corp. (a)	2,947
882	SomaLogic, Inc. (a)	3,987
		381,214

	Total Common Stocks — 99.9%	1,462,823
	(Cost $2,038,710)

	Money Market Funds — 0.2%
2,992	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.34% (b)	2,992
	(Cost $2,992)

	Total Investments — 100.1%	1,465,815
	(Cost $2,041,702)
	Net Other Assets and Liabilities — (0.1)%	(789)
	Net Assets — 100.0%	$1,465,026

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2022.

ADR	-	American Depositary Receipt

First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,462,823	$1,462,823	$—	$—
Money Market Funds	2,992	2,992	—	—
Total Investments	$1,465,815	$1,465,815	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Indxx Metaverse ETF (ARVR)

Portfolio of Investments
June 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 1.1%
1,094	Maxar Technologies, Inc.	$28,543

	Electronic Equipment, Instruments & Components — 9.0%
1,374	Amphenol Corp., Class A	88,458
59,754	AUO Corp. (TWD)	32,757
6,604	Sunny Optical Technology Group Co., Ltd. (HKD)	107,641
		228,856

	Entertainment — 32.5%
1,616	Capcom Co., Ltd. (JPY)	39,194
2,730	DeNA Co., Ltd. (JPY)	37,959
804	Electronic Arts, Inc.	97,807
1,982	GungHo Online Entertainment, Inc. (JPY)	34,941
1,218	Koei Tecmo Holdings Co., Ltd. (JPY)	39,269
5,184	NetEase, Inc. (HKD)	95,198
272	Netflix, Inc. (a)	47,565
464	Netmarble Corp. (KRW) (b) (c)	24,622
4,212	Nexon Co., Ltd. (JPY)	86,128
194	Nintendo Co., Ltd. (JPY)	83,795
2,190	ROBLOX Corp., Class A (a)	71,963
910	Square Enix Holdings Co., Ltd. (JPY)	40,257
682	Take-Two Interactive Software, Inc. (a)	83,565
956	Ubisoft Entertainment S.A. (EUR) (a)	41,877
		824,140

	Household Durables — 3.2%
994	Sony Group Corp. (JPY)	81,178

	Interactive Media & Services — 5.8%
448	Meta Platforms, Inc., Class A (a)	72,240
2,262	Mixi, Inc. (JPY)	37,496
2,756	Snap, Inc., Class A (a)	36,186
		145,922

	IT Services — 1.3%
1,202	Keywords Studios PLC (GBP)	32,027

	Semiconductors & Semiconductor Equipment — 28.2%
968	Advanced Micro Devices, Inc. (a)	74,023
2,114	Intel Corp.	79,085
1,472	Microchip Technology, Inc.	85,494
1,362	Micron Technology, Inc.	75,291
410	NVIDIA Corp.	62,152
720	QUALCOMM, Inc.	91,973
2,586	STMicroelectronics N.V. (EUR)	81,065
992	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	81,096
566	Texas Instruments, Inc.	86,966
		717,145

	Software — 11.8%
224	Adobe, Inc. (a)	81,998

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
334	Microsoft Corp.	$85,781
308	Synopsys, Inc. (a)	93,540
1,070	Unity Software, Inc. (a)	39,397
		300,716

	Technology Hardware, Storage & Peripherals — 7.1%
584	Apple, Inc.	79,844
57,648	Xiaomi Corp., Class B (HKD) (a) (b) (c)	100,207
		180,051

	Total Investments — 100.0%	2,538,578
	(Cost $3,022,504)
	Net Other Assets and Liabilities — 0.0%	866
	Net Assets — 100.0%	$2,539,444

(a)	Non-income producing security.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

ADR	-	American Depositary Receipt

Currency Exposure Diversification	% of Total Investments
USD	60.8%
JPY	18.9
HKD	11.9
EUR	4.8
TWD	1.3
GBP	1.3
KRW	1.0
Total	100.0%

Currency Abbreviations:
EUR	-	Euro
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Country Allocation*	% of Total Investments
United States	57.6%
Japan	18.9
Cayman Islands	11.9
Taiwan	4.5
Netherlands	3.2
France	1.6
United Kingdom	1.3
South Korea	1.0
Total	100.0%

* Portfolio securities are categorized based upon their country of incorporation.

First Trust Indxx Metaverse ETF (ARVR)

Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,538,578	$2,538,578	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund II

Additional Information

June 30, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

First Trust Nasdaq Lux Digital Health Solutions ETF

Nasdaq® and Nasdaq Lux Health Tech Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates herein after referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Indxx Metaverse ETF

Indxx and Indxx Metaverse Index (“Index”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.